1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.5%)
Aames Mortgage Investment Trust,
Series 2006-1 A4
0.651%, 4/25/36(l)		$436,520	$434,128
Jamestown CLO IX Ltd.,
Series 2016-9A DR
7.074%, 10/20/28(l)§		905,000	898,376
Park Place Securities, Inc.
Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2 M2
0.781%, 5/25/35(l)		154,342	154,173
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1
0.532%, 11/25/35(l)		313,237	309,717
TICP CLO XI Ltd.,
Series 2018-11A E
6.134%, 10/20/31(l)§		1,310,000	1,290,442
Towd Point Mortgage Trust,
Series 2018-3 A2
3.875%, 5/25/58(l)§		345,000	372,111

Total Asset-Backed Securities			3,458,947

Collateralized Mortgage Obligations (0.3%)
Connecticut Avenue Securities Trust,
Series 2018-R07 1M2
2.491%, 4/25/31(l)§		274,977	276,464
FNMA,
Series 2018-C06 1M2
2.091%, 3/25/31(l)		475,885	479,769
Residential Mortgage Loan Trust,
Series 2019-3 A1
2.633%, 9/25/59(l)§		664,821	672,830
TDA CAM FTA,
Series 9 B
0.000%, 4/28/50(l)(m)	EUR	800,000	781,831

Total Collateralized Mortgage Obligations			2,210,894

Commercial Mortgage-Backed Securities (4.2%)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A
1.073%, 5/15/36(l)§		$730,000	731,368
FREMF Mortgage Trust,
Series 2015-K48 B
3.641%, 8/25/48(l)§		2,710,000	2,952,738
Series 2017-K61 C
3.810%, 12/25/49(l)§		955,000	1,016,063
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C
4.743%, 6/15/51(l)		12,000,000	13,419,480
Wells Fargo Commercial Mortgage Trust,
Series 2019-C49 D
3.000%, 3/15/52§		11,154,000	10,303,004

Total Commercial Mortgage-Backed Securities			28,422,653

Convertible Bonds (1.4%)
Communication Services (1.0%)
Media (1.0%)
DISH Network Corp.
3.375%, 8/15/26		6,430,000	6,590,750

Total Communication Services			6,590,750

Health Care (0.4%)
Health Care Equipment & Supplies (0.4%)
Haemonetics Corp.
(Zero Coupon), 3/1/26§		3,558,000	3,032,627

Total Health Care			3,032,627

Total Convertible Bonds			9,623,377

Corporate Bonds (22.5%)
Consumer Discretionary (2.5%)
Automobiles (0.8%)
General Motors Co.
6.800%, 10/1/27		1,450,000	1,842,739
6.250%, 10/2/43		2,620,000	3,634,142

			5,476,881

Hotels, Restaurants & Leisure (1.7%)
Marriott International, Inc.
Series GG
3.500%, 10/15/32		11,100,000	11,927,061

Total Consumer Discretionary			17,403,942

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
Walgreens Boots Alliance, Inc.
4.100%, 4/15/50		1,880,000	2,142,780

Total Consumer Staples			2,142,780

Energy (7.6%)
Oil, Gas & Consumable Fuels (7.6%)
Apache Corp.
4.750%, 4/15/43		6,620,000	6,835,150
Marathon Oil Corp.
6.600%, 10/1/37		11,090,000	14,679,903
Occidental Petroleum Corp.
4.625%, 6/15/45		8,140,000	8,162,385
4.200%, 3/15/48		3,500,000	3,349,063
Petroleos Mexicanos
6.500%, 6/2/41		665,000	600,495
7.690%, 1/23/50		19,350,000	18,735,637

			52,362,633

Total Energy			52,362,633

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (5.2%)
Banks (1.6%)
Bank of Nova Scotia (The)
(SOFR + 0.55%), 0.595%, 9/15/23(k)		$10,895,000	$10,967,735

Capital Markets (2.5%)
Ares Capital Corp.
4.250%, 3/1/25		1,070,000	1,160,988
Blue Owl Finance LLC
3.125%, 6/10/31§		3,985,000	4,019,978
FS KKR Capital Corp.
4.625%, 7/15/24		2,040,000	2,197,541
Golub Capital BDC, Inc.
2.500%, 8/24/26		4,475,000	4,545,353
Owl Rock Capital Corp.
4.250%, 1/15/26		2,580,000	2,791,800
2.625%, 1/15/27		2,160,000	2,189,245

			16,904,905

Consumer Finance (1.1%)
General Motors Financial Co., Inc.
(SOFR + 1.20%), 1.232%, 11/17/23(k)		7,635,000	7,756,396

Total Financials			35,629,036

Health Care (0.5%)
Pharmaceuticals (0.5%)
Bausch Health Cos., Inc.
5.000%, 1/30/28§		3,380,000	3,227,900

Total Health Care			3,227,900

Industrials (4.6%)
Aerospace & Defense (3.7%)
Boeing Co. (The)
3.750%, 2/1/50		13,645,000	14,181,194
5.805%, 5/1/50		2,460,000	3,339,071
3.950%, 8/1/59		1,515,000	1,574,171
Embraer Netherlands Finance BV
6.950%, 1/17/28§		5,575,000	6,281,631

			25,376,067

Airlines (0.9%)
Delta Air Lines, Inc.
4.750%, 10/20/28§		5,150,000	5,748,688

Total Industrials			31,124,755

Information Technology (1.8%)
Semiconductors & Semiconductor Equipment (0.3%)
NXP BV
3.400%, 5/1/30§		2,115,000	2,331,523

Technology Hardware, Storage & Peripherals (1.5%)
Dell International LLC
7.125%, 6/15/24§		485,000	496,199
6.020%, 6/15/26		7,970,000	9,591,737

			10,087,936

Total Information Technology			12,419,459

Total Corporate Bonds			154,310,505

Foreign Government Securities (30.4%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	55,827,000	13,529,640
5.400%, 8/12/34		70,800,000	14,734,728
Mex Bonos Desarr Fix Rt
8.000%, 11/7/47	MXN	1,384,400,000	72,153,972
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	284,830,000	56,143,542
Republic of South Africa
8.750%, 2/28/48	ZAR	531,600,000	30,515,707
Republic of Turkey
11.700%, 11/13/30	TRY	230,900,000	21,210,135

Total Foreign Government Securities			208,287,724

U.S. Treasury Obligations (36.8%)
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.099%, 1/31/23(k)		$251,955,000	252,050,995

Total U.S. Treasury Obligation			252,050,995

Total Long-Term Debt Securities (96.1%) (Cost $654,004,860)			658,365,095

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (6.6%)
JPMorgan Prime Money Market Fund, IM Shares		45,523,019	45,545,780

Total Short-Term Investment (6.6%) (Cost $45,545,780)			45,545,780

Total Investments in Securities (102.7%) (Cost $699,550,640)			703,910,875
Other Assets Less Liabilities (-2.7%)			(18,790,510)

Net Assets (100%)			$685,120,365

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2021, the market value of these securities amounted to $43,651,942 or 6.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2021, the market value of these securities amounted to $781,831 or 0.1% of net assets.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

EUR — European Currency Unit

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

PEN — Peruvian Sol

PLN — Polish Zloty

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

THB — Thailand Baht

TRY — Turkish Lira

USCPI — United States Consumer Price Index

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Brazil	9.1%
Canada	1.6
Cayman Islands	0.3
China	0.3
Mexico	13.4
Peru	4.1
South Africa	4.5
Spain	0.1
Turkey	3.1
United States	66.2
Cash and Other	(2.7)

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of July 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	32,825,209	PEN	129,300,000	HSBC Bank plc**	8/5/2021	991,695
RUB	3,125,000,000	USD	41,584,617	Citibank NA**	8/12/2021	1,073,880
MXN	436,100,000	USD	21,771,624	Citibank NA	8/13/2021	106,605
MXN	99,000,000	USD	4,926,610	Goldman Sachs Bank USA	8/13/2021	40,015
USD	15,262,043	MXN	303,700,000	JPMorgan Chase Bank	8/13/2021	26,046
USD	17,463,996	CAD	21,100,000	Goldman Sachs Bank USA	8/16/2021	551,766
USD	1,058,947	CAD	1,280,000	JPMorgan Chase Bank	8/16/2021	32,992
USD	1,230,256	CAD	1,500,000	Morgan Stanley	8/16/2021	27,964
USD	1,171,299	ZAR	16,600,000	Citibank NA	8/17/2021	40,271
USD	8,091,304	ZAR	114,000,000	Goldman Sachs Bank USA	8/17/2021	324,001
USD	48,268,313	ZAR	696,700,000	HSBC Bank plc	8/17/2021	799,195
USD	1,272,228	ZAR	17,700,000	Morgan Stanley	8/17/2021	66,252
USD	46,887,148	JPY	5,114,000,000	Citibank NA	8/24/2021	263,905
USD	2,074,152	AUD	2,700,000	Barclays Bank plc	8/25/2021	92,518
USD	19,578,968	AUD	25,610,000	JPMorgan Chase Bank	8/25/2021	782,799
USD	29,547,107	AUD	38,280,000	Morgan Stanley	8/25/2021	1,451,934
TRY	107,700,000	USD	12,023,444	JPMorgan Chase Bank	9/8/2021	519,547
CHF	24,470,000	USD	26,580,202	Morgan Stanley	9/14/2021	463,018
USD	57,758,746	CHF	51,660,000	Goldman Sachs Bank USA	9/14/2021	666,275
USD	3,905,171	CHF	3,500,000	Morgan Stanley	9/14/2021	37,117
PLN	341,910,000	USD	88,067,800	Citibank NA	10/27/2021	705,712

Total unrealized appreciation						9,063,507

PEN	129,300,000	USD	33,740,517	HSBC Bank plc**	8/5/2021	(1,907,004)
THB	66,400,000	USD	2,125,480	HSBC Bank plc	8/6/2021	(105,287)
RUB	183,000,000	USD	2,509,255	Citibank NA**	8/12/2021	(11,174)
USD	17,833,566	RUB	1,335,000,000	Citibank NA**	8/12/2021	(390,144)
MXN	16,300,000	USD	819,642	Goldman Sachs Bank USA	8/13/2021	(1,905)
THB	85,400,000	USD	2,734,989	HSBC Bank plc	8/13/2021	(136,843)
USD	41,098,668	MXN	827,500,000	Citibank NA	8/13/2021	(415,285)
USD	1,729,497	MXN	35,100,000	Goldman Sachs Bank USA	8/13/2021	(31,396)
USD	23,098,656	MXN	465,200,000	HSBC Bank plc	8/13/2021	(239,460)
USD	17,686,141	MXN	358,300,000	JPMorgan Chase Bank	8/13/2021	(289,024)
CAD	23,880,000	USD	19,283,569	JPMorgan Chase Bank	8/16/2021	(143,092)
ZAR	259,700,000	USD	18,648,875	Goldman Sachs Bank USA	8/17/2021	(954,415)
ZAR	116,300,000	USD	8,357,924	HSBC Bank plc	8/17/2021	(433,913)
ZAR	8,800,000	USD	608,889	Morgan Stanley	8/17/2021	(9,308)
JPY	1,475,000,000	USD	13,476,596	Citibank NA	8/24/2021	(29,337)
JPY	5,114,000,000	USD	46,838,794	Morgan Stanley	8/24/2021	(215,550)
AUD	43,490,000	USD	32,182,165	Goldman Sachs Bank USA	8/25/2021	(263,171)
AUD	23,100,000	USD	17,911,047	HSBC Bank plc	8/25/2021	(957,063)
CLP	5,710,000,000	USD	8,142,548	HSBC Bank plc**	9/3/2021	(625,772)
USD	12,279,699	TRY	107,700,000	Barclays Bank plc	9/8/2021	(263,291)
USD	33,550,324	CHF	30,380,000	HSBC Bank plc	9/14/2021	(24,382)
USD	785,351	CHF	720,000	Morgan Stanley	9/14/2021	(10,363)
CLP	35,360,000,000	USD	48,203,039	HSBC Bank plc**	10/1/2021	(1,687,170)
THB	51,400,000	USD	1,576,687	HSBC Bank plc	10/7/2021	(13,338)
BRL	19,750,000	USD	3,769,947	HSBC Bank plc**	10/20/2021	(18,714)
USD	33,116,565	BRL	175,690,000	HSBC Bank plc**	10/20/2021	(253,267)
USD	52,287,821	EUR	44,230,000	Citibank NA	10/26/2021	(269,007)
USD	1,564,920	EUR	1,320,000	JPMorgan Chase Bank	10/26/2021	(3,587)
PLN	5,240,000	USD	1,361,457	HSBC Bank plc	10/27/2021	(943)
NOK	237,600,000	USD	27,215,404	HSBC Bank plc	11/2/2021	(323,774)

Total unrealized depreciation						(10,026,979)

Net unrealized depreciation						(963,472)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Goodyear Tire & Rubber Co. (The)	5.00	Quarterly	6/20/2022	0.49	USD 1,010,000	34,121	12,564	46,685

Total Centrally Cleared Credit default swap contracts outstanding						34,121	12,564	46,685

OTC Inflation-linked swap contracts outstanding as of July 31, 2021 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)
1 month USCPI	2.40% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	65,250,000	(1,569,928)
1 month USCPI	2.56% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	53,400,000	(713,299)

								(2,283,227)

OTC Interest rate swap contracts outstanding as of July 31, 2021 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)
1 day SOFR	1.37% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	61,250,000	(2,278,113)
1 day SOFR	1.17% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	75,600,000	(1,319,588)

								(3,597,701)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,458,947	$—	$3,458,947
Centrally Cleared Credit Default Swaps	—	12,564	—	12,564
Collateralized Mortgage Obligations	—	2,210,894	—	2,210,894
Commercial Mortgage-Backed Securities	—	28,422,653	—	28,422,653
Convertible Bonds
Communication Services	—	6,590,750	—	6,590,750
Health Care	—	3,032,627	—	3,032,627
Corporate Bonds
Consumer Discretionary	—	17,403,942	—	17,403,942
Consumer Staples	—	2,142,780	—	2,142,780
Energy	—	52,362,633	—	52,362,633
Financials	—	35,629,036	—	35,629,036
Health Care	—	3,227,900	—	3,227,900
Industrials	—	31,124,755	—	31,124,755
Information Technology	—	12,419,459	—	12,419,459
Foreign Government Securities	—	208,287,724	—	208,287,724
Forward Currency Contracts	—	9,063,507	—	9,063,507
Short-Term Investment
Investment Company	45,545,780	—	—	45,545,780
U.S. Treasury Obligations	—	252,050,995	—	252,050,995

Total Assets	$45,545,780	$667,441,166	$—	$712,986,946

Liabilities:
Forward Currency Contracts	$—	$(10,026,979)	$—	$(10,026,979)
OTC Inflation-linked Swaps	—	(2,283,227)	—	(2,283,227)
OTC Interest Rate Swaps	—	(3,597,701)	—	(3,597,701)

Total Liabilities	$—	$(15,907,907)	$—	$(15,907,907)

Total	$45,545,780	$651,533,259	$—	$697,079,039

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,311,050
Aggregate gross unrealized depreciation	(20,821,616)

Net unrealized depreciation	$(510,566)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$697,623,726

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.3%)
GSAA Home Equity Trust,
Series 2007-9 A2A
6.500%, 8/25/47	$335,660	$241,932
Long Beach Mortgage Loan Trust,
Series 2006-7 1A
0.244%, 8/25/36(l)	472,554	298,216
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE2 A1
0.219%, 1/25/37(l)§	977,363	499,958
Pretium Mortgage Credit Partners I LLC,
Series 2020-NPL3 A1
3.105%, 6/27/60(e)§	611,569	615,983

Total Asset-Backed Securities		1,656,089

Collateralized Mortgage Obligations (11.7%)
Alternative Loan Trust,
Series 2005-11CB 2A6
5.500%, 6/25/25	367,899	354,484
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46(l)	176,046	174,041
BRAVO Residential Funding Trust,
Series 2020-RPL1 M1
3.250%, 5/26/59(l)§	500,000	532,350
CHL Mortgage Pass-Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	463,332	331,474
Series 2006-OA5 2A1
0.489%, 4/25/46(l)	621,023	538,652
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,445,613	1,583,884
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	346,250	350,688
Series 2018-21
(Zero Coupon), 4/25/48 PO	135,407	127,004
Series 2018-44 PZ
3.500%, 6/25/48	1,452,137	1,608,060
HarborView Mortgage Loan Trust,
Series 2005-8 1A2A
0.753%, 9/19/35(l)	396,412	332,971
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	249,827	263,970
PMT Credit Risk Transfer Trust,
Series 2019-2R A
2.837%, 5/27/23(l)§	444,962	440,747
Series 2019-3R A
2.787%, 10/27/22(l)§	271,790	272,601
PRPM LLC,
Series 2020-3 A1
2.857%, 9/25/25(e)§	412,538	414,952
RALI Trust,
Series 2006-QO10 A1
0.409%, 1/25/37(l)	512,397	489,307
Series 2006-QS3 1A10
6.000%, 3/25/36	241,817	240,923
Series 2006-QS4 A10
6.000%, 4/25/36	385,103	374,936
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-AR6 A2
2.870%, 10/25/37(l)	209,547	205,192

Total Collateralized Mortgage Obligations		8,636,236

Corporate Bonds (13.5%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
3.500%, 9/15/53§	18,000	18,618
3.550%, 9/15/55§	80,000	82,649
CCO Holdings LLC
5.000%, 2/1/28§	30,000	31,463
Frontier Communications Holdings LLC
5.875%, 10/15/27§	10,000	10,672
5.000%, 5/1/28§	20,000	20,641
6.750%, 5/1/29§	15,000	16,047
Lumen Technologies, Inc.
5.125%, 12/15/26§	30,000	31,180
4.000%, 2/15/27§	25,000	25,625
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.256%, 5/15/25(k)	55,000	56,522
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	30,000	29,737
6.125%, 3/1/28§	15,000	15,169

		338,323

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	25,000	25,592
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	30,000	33,225

		58,817

Media (0.9%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	25,531
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	113,267
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	20,000	20,684
Comcast Corp.
3.400%, 4/1/30	50,000	55,679
1.500%, 2/15/31	60,000	57,768
Diamond Sports Group LLC
5.375%, 8/15/26§	15,000	8,700
DIRECTV Holdings LLC
5.875%, 8/15/27§	20,000	20,630
DISH DBS Corp.
5.875%, 11/15/24	25,000	26,889
5.125%, 6/1/29§	20,000	19,750

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
GCI LLC
4.750%, 10/15/28§	$30,000	$31,125
iHeartCommunications, Inc.
8.375%, 5/1/27	5,000	5,325
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	50,000	59,210
Nexstar Media, Inc.
5.625%, 7/15/27§	20,000	21,144
Omnicom Group, Inc.
2.600%, 8/1/31	95,000	98,256
Radiate Holdco LLC
4.500%, 9/15/26§	20,000	20,638
Scripps Escrow II, Inc.
3.875%, 1/15/29§	10,000	10,004
Scripps Escrow, Inc.
5.875%, 7/15/27§	30,000	31,050
Sirius XM Radio, Inc.
4.125%, 7/1/30§	35,000	36,045
Univision Communications, Inc.
4.500%, 5/1/29§	20,000	20,000

		681,695

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
2.250%, 2/15/26	55,000	55,476
3.375%, 4/15/29§	5,000	5,195
3.375%, 4/15/29	10,000	10,400
2.875%, 2/15/31	10,000	10,038

		81,109

Total Communication Services		1,159,944

Consumer Discretionary (1.6%)
Auto Components (0.1%)
Clarios Global LP
6.250%, 5/15/26§	13,000	13,747
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31§	35,000	36,925
Icahn Enterprises LP
5.250%, 5/15/27	25,000	26,219

		76,891

Automobiles (0.1%)
Ford Motor Co.
8.500%, 4/21/23	75,000	83,063

Diversified Consumer Services (0.0%)
Metis Merger Sub LLC
6.500%, 5/15/29§	25,000	24,438

Hotels, Restaurants & Leisure (0.9%)
Bally’s Corp.
6.750%, 6/1/27§	40,000	43,100
Boyd Gaming Corp.
4.750%, 6/15/31§	40,000	41,284
Boyne USA, Inc.
4.750%, 5/15/29§	60,000	62,176
Caesars Entertainment, Inc.
6.250%, 7/1/25§	35,000	36,925
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	35,154
Carnival Corp.
5.750%, 3/1/27§	30,000	30,487
Cedar Fair LP
5.250%, 7/15/29	25,000	25,382
Expedia Group, Inc.
3.250%, 2/15/30	60,000	62,758
Golden Nugget, Inc.
6.750%, 10/15/24§	45,000	45,113
Marriott International, Inc.
Series R
3.125%, 6/15/26	55,000	58,701
McDonald’s Corp.
3.600%, 7/1/30	55,000	62,487
MGM Resorts International
6.750%, 5/1/25	45,000	47,588
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	50,000	50,363
Scientific Games International, Inc.
7.250%, 11/15/29§	20,000	22,365
Viking Cruises Ltd.
13.000%, 5/15/25§	10,000	11,575
5.875%, 9/15/27§	55,000	52,250

		687,708

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	35,000	36,062
Tempur Sealy International, Inc.
4.000%, 4/15/29§	20,000	20,500
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	30,000	31,387

		87,949

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	110,498

Specialty Retail (0.2%)
Ambience Merger Sub, Inc.
7.125%, 7/15/29§	10,000	10,125
Asbury Automotive Group, Inc.
4.500%, 3/1/28	5,000	5,181
4.750%, 3/1/30	6,000	6,379
SRS Distribution, Inc.
4.625%, 7/1/28§	30,000	30,600
Staples, Inc.
7.500%, 4/15/26§	15,000	15,239
Victoria’s Secret & Co.
4.625%, 7/15/29§	40,000	40,054

		107,578

Total Consumer Discretionary		1,178,125

Consumer Staples (1.1%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	50,000	64,104
Constellation Brands, Inc.
3.150%, 8/1/29	95,000	102,994
Primo Water Holdings, Inc.
4.375%, 4/30/29§	20,000	20,048
Triton Water Holdings, Inc.
6.250%, 4/1/29§	20,000	20,025

		207,171

Food & Staples Retailing (0.2%)
Performance Food Group, Inc.
5.500%, 10/15/27§	35,000	36,371

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 8/1/29§	$20,000	$20,244
Sysco Corp.
5.950%, 4/1/30	44,000	57,003
United Natural Foods, Inc.
6.750%, 10/15/28§	25,000	26,875
US Foods, Inc.
6.250%, 4/15/25§	5,000	5,256

		145,749

Food Products (0.4%)
B&G Foods, Inc.
5.250%, 9/15/27	15,000	15,619
Flowers Foods, Inc.
2.400%, 3/15/31	55,000	55,885
Kraft Heinz Foods Co.
5.000%, 7/15/35	15,000	18,537
5.200%, 7/15/45	35,000	44,352
Post Holdings, Inc.
4.625%, 4/15/30§	30,000	30,562
Smithfield Foods, Inc.
4.250%, 2/1/27§	100,000	110,011

		274,966

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	35,000	35,875
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	30,000	30,356
7.000%, 12/31/27§	20,000	19,400

		85,631

Personal Products (0.0%)
Coty, Inc.
5.000%, 4/15/26§	20,000	20,125

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	50,000	54,136

Total Consumer Staples		787,778

Energy (1.7%)
Energy Equipment & Services (0.2%)
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	60,000	60,170
Transocean Poseidon Ltd.
6.875%, 2/1/27§	35,000	33,950
Transocean, Inc.
11.500%, 1/30/27§	11,000	10,945
USA Compression Partners LP
6.875%, 9/1/27	50,000	52,750

		157,815

Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Partners LP
5.750%, 3/1/27§	16,000	16,480
Apache Corp.
4.625%, 11/15/25	10,000	10,725
4.375%, 10/15/28	20,000	21,095
BP Capital Markets America, Inc.
2.939%, 6/4/51	60,000	58,897
Chesapeake Energy Corp.
5.875%, 2/1/29§	30,000	32,006
CNX Resources Corp.
6.000%, 1/15/29§	20,000	21,175
Energy Transfer LP
4.750%, 1/15/26	45,000	50,668
4.200%, 4/15/27	5,000	5,569
EQM Midstream Partners LP
4.750%, 1/15/31§	40,000	40,963
EQT Corp.
8.500%, 2/1/30(e)	15,000	19,669
Hess Midstream Operations LP
5.125%, 6/15/28§	35,000	36,543
Hilcorp Energy I LP
6.250%, 11/1/28§	30,000	31,275
5.750%, 2/1/29§	15,000	15,300
Indigo Natural Resources LLC
5.375%, 2/1/29§	20,000	20,850
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	40,000	57,969
Marathon Petroleum Corp.
5.125%, 12/15/26	55,000	64,829
MEG Energy Corp.
7.125%, 2/1/27§	35,000	36,750
5.875%, 2/1/29§	5,000	5,163
NGL Energy Operating LLC
7.500%, 2/1/26§	40,000	41,100
NuStar Logistics LP
6.375%, 10/1/30	25,000	27,813
Occidental Petroleum Corp.
8.000%, 7/15/25	15,000	17,832
6.625%, 9/1/30	20,000	24,400
6.125%, 1/1/31	25,000	29,476
6.450%, 9/15/36	15,000	18,111
Ovintiv, Inc.
7.375%, 11/1/31	15,000	20,199
Parkland Corp.
4.500%, 10/1/29§	25,000	25,656
Peabody Energy Corp.
8.500%, 12/31/24 PIK§	8,083	6,448
Pioneer Natural Resources Co.
1.900%, 8/15/30	65,000	62,996
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	63,882
Sunoco LP
6.000%, 4/15/27	15,000	15,638
4.500%, 5/15/29	10,000	10,225
Targa Resources Partners LP
5.500%, 3/1/30	30,000	33,000
TotalEnergies Capital International SA
3.386%, 6/29/60	55,000	58,794
Venture Global Calcasieu Pass LLC
4.125%, 8/15/31§	30,000	30,900
Viper Energy Partners LP
5.375%, 11/1/27§	25,000	26,130
Western Midstream Operating LP
4.350%, 2/1/25(e)	20,000	20,950

		1,079,476

Total Energy		1,237,291

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (2.4%)
Banks (0.8%)
Bank of America Corp.
(SOFR + 0.96%), 1.734%, 7/22/27(k)	$20,000	$20,349
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	55,000	62,410
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	60,000	66,531
Bank of Nova Scotia (The)
1.625%, 5/1/23	65,000	66,508
3.400%, 2/11/24	35,000	37,490
JPMorgan Chase & Co.
(SOFR + 1.25%), 2.580%, 4/22/32(k)	105,000	109,007
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.871%, 3/2/23(k)	105,000	105,908
Santander Holdings USA, Inc.
3.400%, 1/18/23	100,000	103,955

		572,158

Capital Markets (0.4%)
Ares Capital Corp.
2.150%, 7/15/26	55,000	55,419
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 0.863%, 9/10/27(k)	115,000	114,991
Macquarie Group Ltd.
(SOFR + 0.91%), 1.629%, 9/23/27(k)§	65,000	65,269
Morgan Stanley
(SOFR + 0.53%), 0.790%, 5/30/25(k)	70,000	69,856

		305,535

Consumer Finance (0.6%)
American Express Co.
3.400%, 2/22/24	85,000	90,836
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	95,000	98,874
Discover Financial Services
4.100%, 2/9/27	65,000	73,722
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.135%, 1/5/23(k)	105,000	105,912
Navient Corp.
5.000%, 3/15/27	15,000	15,600
OneMain Finance Corp.
6.625%, 1/15/28	30,000	34,566
Synchrony Financial
3.950%, 12/1/27	50,000	55,918

		475,428

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC
5.750%, 11/1/28§	21,000	20,297
Verscend Escrow Corp.
9.750%, 8/15/26§	32,000	33,791

		54,088

Insurance (0.4%)
Acrisure LLC
4.250%, 2/15/29§	35,000	34,037
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	20,825
AmWINS Group, Inc.
4.875%, 6/30/29§	15,000	15,262
Athene Global Funding
3.000%, 7/1/22§	55,000	56,299
GTCR AP Finance, Inc.
8.000%, 5/15/27§	30,000	31,688
NFP Corp.
6.875%, 8/15/28§	20,000	20,700
Prudential Financial, Inc.
3.905%, 12/7/47	55,000	65,169
Willis North America, Inc.
4.500%, 9/15/28	40,000	46,707

		290,687

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	25,000	25,344
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	35,000	33,862

		59,206

Total Financials		1,757,102

Health Care (1.4%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	90,000	114,892

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	25,000	27,188

Health Care Providers & Services (1.0%)
Anthem, Inc.
2.375%, 1/15/25	60,000	62,923
Centene Corp.
3.000%, 10/15/30	20,000	20,751
2.500%, 3/1/31	85,000	85,106
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.016%, 7/15/23(k)	85,000	86,005
4.900%, 12/15/48	85,000	112,814
Community Health Systems, Inc.
6.000%, 1/15/29§	30,000	31,912
6.875%, 4/15/29§	20,000	21,000
CVS Health Corp.
5.050%, 3/25/48	65,000	86,283
HCA, Inc.
4.125%, 6/15/29	55,000	62,551
Legacy LifePoint Health LLC
6.750%, 4/15/25§	10,000	10,567
4.375%, 2/15/27§	25,000	24,937
Radiology Partners, Inc.
9.250%, 2/1/28§	25,000	27,000

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
RP Escrow Issuer LLC
5.250%, 12/15/25§	$30,000	$30,938
Select Medical Corp.
6.250%, 8/15/26§	55,000	58,025
Tenet Healthcare Corp.
6.125%, 10/1/28§	40,000	42,450

		763,262

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	35,000	34,738
Endo Luxembourg Finance Co. I SARL
6.125%, 4/1/29§	20,000	19,875
Royalty Pharma plc
3.300%, 9/2/40§	55,000	55,991

		110,604

Total Health Care		1,015,946

Industrials (1.3%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	55,000	56,666
Bombardier, Inc.
6.000%, 10/15/22§	14,000	14,000
TransDigm, Inc.
8.000%, 12/15/25§	5,000	5,369
6.250%, 3/15/26§	55,000	57,758
5.500%, 11/15/27	30,000	30,975
4.875%, 5/1/29§	20,000	20,031
Triumph Group, Inc.
7.750%, 8/15/25	15,000	15,075

		199,874

Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	40,000	43,294
United Airlines, Inc.
4.625%, 4/15/29§	20,000	20,550

		63,844

Building Products (0.2%)
Builders FirstSource, Inc.
4.250%, 2/1/32§	30,000	30,638
Griffon Corp.
5.750%, 3/1/28	50,000	52,500
Owens Corning
4.400%, 1/30/48	50,000	59,695

		142,833

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	20,000	21,200
9.750%, 7/15/27§	40,000	43,900
Garda World Security Corp.
6.000%, 6/1/29§	35,000	34,256
GFL Environmental, Inc.
4.000%, 8/1/28§	45,000	44,358
Madison IAQ LLC
4.125%, 6/30/28§	25,000	25,037
5.875%, 6/30/29§	20,000	20,175

		188,926

Construction & Engineering (0.0%)
Pike Corp.
5.500%, 9/1/28§	25,000	25,500

Industrial Conglomerates (0.1%)
Roper Technologies, Inc.
1.750%, 2/15/31	115,000	112,366

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	55,000	63,325
First Student Bidco, Inc.
4.000%, 7/31/29§	25,000	24,978
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	5,000	4,988
NESCO Holdings II, Inc.
5.500%, 4/15/29§	5,000	5,153
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	55,000	62,277
Uber Technologies, Inc.
7.500%, 9/15/27§	25,000	27,200

		187,921

Trading Companies & Distributors (0.1%)
Air Lease Corp.
1.875%, 8/15/26	55,000	55,414

Total Industrials		976,678

Information Technology (0.6%)
Communications Equipment (0.0%)
Avaya, Inc.
6.125%, 9/15/28§	20,000	21,350

IT Services (0.2%)
Endure Digital, Inc.
6.000%, 2/15/29§	30,000	29,100
GTT Communications, Inc.
7.875%, 12/31/24§	15,000	1,425
Western Union Co. (The)
2.750%, 3/15/31	110,000	111,740

		142,265

Semiconductors & Semiconductor Equipment (0.2%)
NXP BV
3.875%, 6/18/26§	100,000	111,113

Software (0.1%)
Clarivate Science Holdings Corp.
4.875%, 6/30/29§	25,000	25,188
Oracle Corp.
3.600%, 4/1/50	55,000	57,307

		82,495

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc.
1.875%, 6/22/25	55,000	56,688

Total Information Technology		413,911

Materials (0.4%)
Chemicals (0.1%)
CVR Partners LP
6.125%, 6/15/28§	15,000	15,581
Nutrien Ltd.
4.200%, 4/1/29	50,000	58,223
SCIH Salt Holdings, Inc.
6.625%, 5/1/29§	5,000	4,950

		78,754

Containers & Packaging (0.2%)
Packaging Corp. of America
3.000%, 12/15/29	60,000	64,366
WRKCo, Inc.
3.750%, 3/15/25	55,000	60,166

		124,532

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (0.1%)
Arconic Corp.
6.125%, 2/15/28§	$40,000	$42,600
Glencore Funding LLC
1.625%, 4/27/26§	55,000	55,413
SunCoke Energy, Inc.
4.875%, 6/30/29§	25,000	25,164

		123,177

Total Materials		326,463

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	60,000	60,544
American Tower Corp. (REIT)
3.950%, 3/15/29	55,000	62,494
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	61,300
3.300%, 7/1/30	30,000	32,618
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	15,000	15,300
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	25,000	25,625
Uniti Group LP (REIT)
6.500%, 2/15/29§	20,000	20,225
Welltower, Inc. (REIT)
2.050%, 1/15/29	55,000	55,807

		333,913

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	15,000	16,162
5.750%, 1/15/29§	20,000	20,950

		37,112

Total Real Estate		371,025

Utilities (0.9%)
Electric Utilities (0.6%)
Eversource Energy
Series R
1.650%, 8/15/30	65,000	63,344
Monongahela Power Co.
5.400%, 12/15/43§	65,000	87,612
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	60,000	61,595
NRG Energy, Inc.
3.625%, 2/15/31§	45,000	45,169
Pacific Gas and Electric Co.
2.500%, 2/1/31	65,000	61,203
PG&E Corp.
5.000%, 7/1/28	45,000	43,819
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	55,000	55,822

		418,564

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	40,000	48,095
East Ohio Gas Co. (The)
3.000%, 6/15/50§	35,000	35,913
Ferrellgas LP
5.375%, 4/1/26§	15,000	14,812
Suburban Propane Partners LP
5.000%, 6/1/31§	30,000	31,162
Superior Plus LP
4.500%, 3/15/29§	35,000	35,963

		165,945

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.
5.125%, 3/15/28§	25,000	25,344
4.625%, 2/1/29§	15,000	14,887

		40,231

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	60,000	63,178

Total Utilities		687,918

Total Corporate Bonds		9,912,181

Mortgage-Backed Securities (2.5%)
FHLMC
2.000%, 10/1/50	426,554	430,161
FNMA UMBS
2.000%, 11/1/50	683,350	698,525
2.000%, 12/1/50	680,508	695,620

Total Mortgage-Backed Securities		1,824,306

U.S. Treasury Obligations (9.6%)
U.S. Treasury Bonds
4.750%, 2/15/37	150,000	217,624
2.250%, 5/15/41	350,000	375,588
2.750%, 11/15/47	210,000	247,344
1.250%, 5/15/50	610,000	518,953
2.375%, 5/15/51	310,000	343,839
U.S. Treasury Notes
0.125%, 10/31/22	780,000	780,191
0.125%, 12/31/22	470,000	469,998
0.125%, 6/30/23	430,000	429,623
0.125%, 10/15/23	520,000	518,852
0.125%, 1/15/24	340,000	338,865
0.375%, 7/15/24	880,000	880,697
1.500%, 11/30/24	350,000	362,537
0.375%, 11/30/25	320,000	316,869
0.875%, 6/30/26	440,000	443,904
0.500%, 6/30/27	380,000	372,483
1.250%, 6/30/28	380,000	386,419
1.625%, 5/15/31	90,000	93,193

Total U.S. Treasury Obligations		7,096,979

Total Long-Term Debt Securities (39.6%) (Cost $28,630,419)		29,125,791

	Number of Shares
COMMON STOCKS:
Communication Services (3.1%)
Interactive Media & Services (2.4%)
Alphabet, Inc., Class A*	387	1,042,783
Facebook, Inc., Class A*	2,071	737,898

		1,780,681

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Media (0.7%)
Comcast Corp., Class A	8,746	$514,527

Total Communication Services		2,295,208

Consumer Discretionary (2.5%)
Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	285	948,363

Multiline Retail (0.5%)
Dollar General Corp.	1,534	356,870

Specialty Retail (0.7%)
Ross Stores, Inc.	2,465	302,431
Ulta Beauty, Inc.*	742	249,163

		551,594

Total Consumer Discretionary		1,856,827

Consumer Staples (1.8%)
Beverages (0.5%)
Constellation Brands, Inc., Class A	1,785	400,447

Food & Staples Retailing (0.2%)
Sysco Corp.	1,587	117,756

Household Products (0.6%)
Procter & Gamble Co. (The)	3,235	460,114

Tobacco (0.5%)
Philip Morris International, Inc.	3,335	333,800

Total Consumer Staples		1,312,117

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Exxon Mobil Corp.	4,924	283,475
Pioneer Natural Resources Co.	1,130	164,268

		447,743

Total Energy		447,743

Financials (3.3%)
Banks (1.6%)
Citigroup, Inc.	7,723	522,229
First Republic Bank	1,102	214,912
Truist Financial Corp.	7,524	409,532

		1,146,673

Capital Markets (0.8%)
Charles Schwab Corp. (The)	5,012	340,565
Intercontinental Exchange, Inc.	2,037	244,094

		584,659

Consumer Finance (0.5%)
American Express Co.	2,328	396,994

Insurance (0.4%)
Aflac, Inc.	4,744	260,920

Total Financials		2,389,246

Health Care (3.5%)
Biotechnology (0.3%)
BioMarin Pharmaceutical, Inc.*	1,548	118,778
Vertex Pharmaceuticals, Inc.*	437	88,091

		206,869

Health Care Equipment & Supplies (1.1%)
Alcon, Inc.	3,575	260,260
Boston Scientific Corp.*	11,950	544,920

		805,180

Health Care Providers & Services (1.1%)
Anthem, Inc.	876	336,393
UnitedHealth Group, Inc.	1,193	491,778

		828,171

Pharmaceuticals (1.0%)
AstraZeneca plc (ADR)	7,296	417,623
Roche Holding AG (ADR)	2,047	98,788
Zoetis, Inc.	897	181,822

		698,233

Total Health Care		2,538,453

Industrials (2.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	1,614	365,539

Electrical Equipment (0.4%)
AMETEK, Inc.	1,810	251,680

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,629	380,844

Machinery (0.9%)
Fortive Corp.	4,392	319,123
Parker-Hannifin Corp.	1,174	366,323

		685,446

Total Industrials		1,683,509

Information Technology (7.5%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,534	343,493

Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	8,217	343,964

IT Services (1.6%)
Fidelity National Information Services, Inc.	1,243	185,269
PayPal Holdings, Inc.*	1,891	521,028
Visa, Inc., Class A	2,080	512,491

		1,218,788

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.	1,587	265,695
KLA Corp.	666	231,875
Lam Research Corp.	506	322,529

		820,099

Software (2.7%)
Adobe, Inc.*	655	407,168
Microsoft Corp.	4,967	1,415,148
Splunk, Inc.*	1,128	160,153

		1,982,469

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	5,549	809,377

Total Information Technology		5,518,190

Materials (0.7%)
Chemicals (0.7%)
DuPont de Nemours, Inc.	3,119	234,081
International Flavors & Fragrances, Inc.	1,719	258,950

		493,031

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Total Materials		$493,031

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,163	328,896

Total Real Estate		328,896

Total Common Stocks (25.7%) (Cost $11,749,491)		18,863,220

INVESTMENT COMPANIES:
Fixed Income (6.1%)
DoubleLine Floating Rate Fund , Class I‡	203,022	1,932,769
DoubleLine Global Bond Fund , Class I‡	246,165	2,562,578

Total Investment Companies (6.1%) (Cost $4,436,700)		4,495,347

	Principal Amount
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (25.1%)
U.S. Treasury Bills
0.04%, 9/9/21(p)	$2,500,000	2,499,887
0.05%, 12/2/21(p)	1,500,000	1,499,717
0.06%, 12/30/21(p)	5,000,000	4,998,830
0.06%, 2/24/22(p)	4,000,000	3,998,562
0.05%, 4/21/22(p)	2,000,000	1,999,234
0.06%, 6/16/22(p)	3,500,000	3,498,031

Total U.S. Treasury Obligations		18,494,261

Total Short-Term Investments (25.1%) (Cost $18,489,436)		18,494,261

Total Investments in Securities (96.5%) (Cost $63,306,046)		70,978,619
Other Assets Less Liabilities (3.5%)		2,569,481

Net Assets (100%)		$73,548,100

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2021, the market value of these securities amounted to $7,288,960 or 9.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2021.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

OTC — Over-the-counter

PIK — Payment-in Kind Security

PO — Principal Only

SOFR — Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2021, were as follows:

Security Description	Shares at July 31, 2021	Market Value October 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2021 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	203,022	1,873,892	—	—	—	58,877	1,932,769	47,287	—
DoubleLine Global Bond Fund, Class I	246,165	2,619,197	—	—	—	(56,619)	2,562,578	2,286	41,983

Total		4,493,089	—	—	—	2,258	4,495,347	49,573	41,983

OTC Total return swap contracts outstanding as of July 31, 2021 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	8/16/2021	USD 19,400,000	454,716

							454,716

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,656,089	$—	$1,656,089
Collateralized Mortgage Obligations	—	8,636,236	—	8,636,236
Common Stocks
Communication Services	2,295,208	—	—	2,295,208
Consumer Discretionary	1,856,827	—	—	1,856,827
Consumer Staples	1,312,117	—	—	1,312,117
Energy	447,743	—	—	447,743
Financials	2,389,246	—	—	2,389,246
Health Care	2,538,453	—	—	2,538,453
Industrials	1,683,509	—	—	1,683,509
Information Technology	5,518,190	—	—	5,518,190
Materials	493,031	—	—	493,031
Real Estate	328,896	—	—	328,896
Corporate Bonds
Communication Services	—	1,159,944	—	1,159,944
Consumer Discretionary	—	1,178,125	—	1,178,125
Consumer Staples	—	787,778	—	787,778
Energy	—	1,237,291	—	1,237,291
Financials	—	1,757,102	—	1,757,102
Health Care	—	1,015,946	—	1,015,946
Industrials	—	976,678	—	976,678
Information Technology	—	413,911	—	413,911
Materials	—	326,463	—	326,463
Real Estate	—	371,025	—	371,025
Utilities	—	687,918	—	687,918
Investment Companies	4,495,347	—	—	4,495,347
Mortgage-Backed Securities	—	1,824,306	—	1,824,306
Short-Term Investments
U.S. Treasury Obligations	—	18,494,261	—	18,494,261
Total Return Swaps	—	454,716	—	454,716
U.S. Treasury Obligations	—	7,096,979	—	7,096,979

Total Assets	$23,358,567	$48,074,768	$—	$71,433,335

Total Liabilities	$—	$—	$—	$—

Total	$23,358,567	$48,074,768	$—	$71,433,335

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,813,761
Aggregate gross unrealized depreciation	(381,727)

Net unrealized appreciation	$7,432,034

Federal income tax cost of investments in securities and derivative instruments, if applicable	$64,001,301

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.5%)
Entertainment (2.9%)
Liberty Media Corp.-Liberty Braves, Class A*	24,000	$636,960
Liberty Media Corp.-Liberty Braves, Class C*	15,000	396,750
Madison Square Garden Entertainment Corp.*	12,756	892,410
Madison Square Garden Sports Corp., Class A*	13,500	2,196,990

		4,123,110

Media (11.6%)
AMC Networks, Inc., Class A*	8,000	400,320
Clear Channel Outdoor Holdings, Inc.*	415,000	1,103,900
Corus Entertainment, Inc., Class B	155,000	719,341
EW Scripps Co. (The), Class A	33,000	629,640
Grupo Televisa SAB (ADR)	257,500	3,489,125
JCDecaux SA*	22,000	600,243
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	186,760
Loral Space & Communications, Inc.	29,000	1,026,310
Meredith Corp.*	42,000	1,832,880
Nexstar Media Group, Inc., Class A	10,000	1,470,700
Sinclair Broadcast Group, Inc., Class A	100,000	2,829,000
Sirius XM Holdings, Inc.	34,560	223,603
TEGNA, Inc.	18,000	318,960
ViacomCBS, Inc., Class A	29,000	1,291,370
WideOpenWest, Inc.*	27,000	600,480

		16,722,632

Wireless Telecommunication Services (1.0%)
Gogo, Inc.*	17,500	181,475
Millicom International Cellular SA*	12,000	478,560
Telephone and Data Systems, Inc.	8,000	178,800
United States Cellular Corp.*	18,000	654,480

		1,493,315

Total Communication Services		22,339,057

Consumer Discretionary (10.6%)
Auto Components (2.8%)
Dana, Inc.	90,000	2,174,400
Gentex Corp.	2,500	85,075
Modine Manufacturing Co.*	24,000	401,520
Strattec Security Corp.*	32,000	1,317,760

		3,978,755

Diversified Consumer Services (0.4%)
H&R Block, Inc.	14,000	343,700
Terminix Global Holdings, Inc.*	3,000	157,500

		501,200

Hotels, Restaurants & Leisure (2.7%)
Bally’s Corp.*	3,500	172,375
Caesars Entertainment, Inc.*	4,000	349,440
Churchill Downs, Inc.	3,500	650,300
Dover Motorsports, Inc.	15,000	34,650
GAN Ltd.*	31,000	474,300
Golden Entertainment, Inc.*	30,000	1,365,300
Nathan’s Famous, Inc.	11,100	713,175
Wynn Resorts Ltd.*	1,000	98,330

		3,857,870

Household Durables (1.8%)
Bassett Furniture Industries, Inc.	25,500	580,890
Hunter Douglas NV*	10,000	1,079,487
Lennar Corp., Class B	11,000	949,850

		2,610,227

Internet & Direct Marketing Retail (0.4%)
Lands’ End, Inc.*	3,000	114,990
Stamps.com, Inc.*	1,500	490,140

		605,130

Leisure Products (1.8%)
Brunswick Corp.	21,000	2,192,400
Mattel, Inc.*	20,000	434,400

		2,626,800

Specialty Retail (0.7%)
AutoNation, Inc.*	8,800	1,067,704

Total Consumer Discretionary		15,247,686

Consumer Staples (10.0%)
Beverages (2.2%)
National Beverage Corp.	13,000	589,940
Remy Cointreau SA*	12,000	2,636,322

		3,226,262

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	1,800	355,878
Ingles Markets, Inc., Class A	9,500	567,720
Village Super Market, Inc., Class A	9,000	202,950

		1,126,548

Food Products (4.9%)
Bunge Ltd.	14,000	1,086,820
Calavo Growers, Inc.	22,000	1,239,480
Farmer Bros Co.*	100,000	969,000
Hain Celestial Group, Inc. (The)*	13,000	518,830
J M Smucker Co. (The)	14,000	1,835,540
Maple Leaf Foods, Inc.	60,000	1,188,362
McCormick & Co., Inc. (Non-Voting)	3,600	302,148

		7,140,180

Household Products (1.2%)
Energizer Holdings, Inc.	41,000	1,756,850

Personal Products (0.9%)
Edgewell Personal Care Co.	30,000	1,232,400

Total Consumer Staples		14,482,240

Energy (0.9%)
Energy Equipment & Services (0.9%)
Dril-Quip, Inc.*	22,500	643,050
RPC, Inc.*	150,000	630,000

Total Energy		1,273,050

Financials (1.9%)
Banks (1.8%)
Atlantic Capital Bancshares, Inc.*	20,000	480,000
Cadence Bancorp	11,000	209,000
First Horizon Corp.	5,000	77,250
Flushing Financial Corp.	26,000	573,300
Renasant Corp.	5,000	175,900
Synovus Financial Corp.	25,000	1,022,500

		2,537,950

Capital Markets (0.1%)
Janus Henderson Group plc	5,000	209,200

Total Financials		2,747,150

Health Care (5.2%)
Biotechnology (0.0%)
Clovis Oncology, Inc.*	16,000	77,280

Health Care Equipment & Supplies (1.8%)
Cutera, Inc.*	28,000	1,454,600

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Intersect ENT, Inc.*	12,000	$280,200
IntriCon Corp.*	8,424	202,176
Quidel Corp.*	4,600	650,762

		2,587,738

Health Care Providers & Services (1.2%)
Option Care Health, Inc.*	22,527	466,759
Patterson Cos., Inc.	40,000	1,245,200

		1,711,959

Health Care Technology (1.6%)
Evolent Health, Inc., Class A*	38,000	871,720
Teladoc Health, Inc.*	10,000	1,484,500

		2,356,220

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	300	221,853

Pharmaceuticals (0.4%)
Teva Pharmaceutical Industries Ltd. (ADR)*	62,000	598,300

Total Health Care		7,553,350

Industrials (36.4%)
Aerospace & Defense (4.8%)
AAR Corp.*	22,000	786,720
Aerojet Rocketdyne Holdings, Inc.	19,000	896,420
Kaman Corp.	36,000	1,596,600
Moog, Inc., Class A	13,000	1,012,310
Moog, Inc., Class B	4,000	311,480
Textron, Inc.	34,000	2,346,340

		6,949,870

Building Products (1.8%)
Armstrong Flooring, Inc.*	100,000	432,000
Griffon Corp.	95,000	2,196,400

		2,628,400

Commercial Services & Supplies (2.4%)
IAA, Inc.*	8,000	483,840
KAR Auction Services, Inc.*	11,000	181,280
Matthews International Corp., Class A	75,000	2,595,000
Team, Inc.*	27,000	166,590

		3,426,710

Construction & Engineering (1.7%)
Arcosa, Inc.	18,000	985,680
Valmont Industries, Inc.	6,500	1,540,175

		2,525,855

Electrical Equipment (1.3%)
AZZ, Inc.	36,500	1,934,135

Industrial Conglomerates (0.2%)
Raven Industries, Inc.*	4,000	233,000

Machinery (19.4%)
Astec Industries, Inc.	44,000	2,697,640
CIRCOR International, Inc.*	45,000	1,387,800
CNH Industrial NV	39,000	656,760
Commercial Vehicle Group, Inc.*	98,500	900,290
Crane Co.	20,000	1,944,600
Donaldson Co., Inc.	1,000	66,190
Eastern Co. (The)	26,000	763,360
EnPro Industries, Inc.	35,500	3,305,760
Flowserve Corp.	48,000	2,020,320
Gorman-Rupp Co. (The)	10,000	356,900
Graco, Inc.	3,800	296,704
Hyster-Yale Materials Handling, Inc.	16,000	1,146,240
Ingersoll Rand, Inc.*	20,000	977,400
ITT, Inc.	3,500	342,685
Kennametal, Inc.	16,000	580,000
Mueller Industries, Inc.	43,000	1,866,200
Mueller Water Products, Inc., Class A	17,000	251,940
Park-Ohio Holdings Corp.	36,000	1,047,240
Shyft Group, Inc. (The)	5,000	197,200
Snap-on, Inc.	3,000	653,940
Toro Co. (The)	6,000	682,440
Trinity Industries, Inc.	88,000	2,385,680
Twin Disc, Inc.*	98,775	1,453,968
Watts Water Technologies, Inc., Class A	8,500	1,281,460
Welbilt, Inc.*	30,000	704,700

		27,967,417

Marine (0.2%)
Kirby Corp.*	4,000	231,640

Trading Companies & Distributors (4.1%)
Ashtead Group plc	3,000	224,596
GATX Corp.	16,000	1,476,000
Herc Holdings, Inc.*	34,500	4,279,380

		5,979,976

Transportation Infrastructure (0.5%)
Macquarie Infrastructure Corp.	20,000	790,000

Total Industrials		52,667,003

Information Technology (2.3%)
Communications Equipment (0.2%)
Communications Systems, Inc.*	35,000	242,200
EchoStar Corp., Class A*	3,000	66,900
EXFO, Inc.*	15,000	85,650

		394,750

Electronic Equipment, Instruments & Components (0.5%)
Landis+Gyr Group AG*	9,000	710,383

IT Services (0.2%)
MoneyGram International, Inc.*	27,000	279,180

Software (0.6%)
A10 Networks, Inc.*	16,500	210,705
Cloudflare, Inc., Class A*	500	59,315
FireEye, Inc.*	16,000	323,200
NortonLifeLock, Inc.	10,000	248,200

		841,420

Technology Hardware, Storage & Peripherals (0.8%)
Diebold Nixdorf, Inc.*	112,000	1,165,920

Total Information Technology		3,391,653

Materials (10.5%)
Chemicals (7.8%)
Axalta Coating Systems Ltd.*	24,000	722,400
Chr Hansen Holding A/S	1,200	107,925
Core Molding Technologies, Inc.*	84,000	1,195,320
Element Solutions, Inc.	90,000	2,105,100
Ferro Corp.*	64,000	1,331,200
GCP Applied Technologies, Inc.*	111,000	2,580,750
HB Fuller Co.	12,000	775,440
Scotts Miracle-Gro Co. (The)	8,500	1,504,160
Tredegar Corp.	30,000	392,100
Valvoline, Inc.	16,000	490,880

		11,205,275

Containers & Packaging (1.9%)
Ardagh Group SA	14,000	326,900
Greif, Inc., Class A	25,000	1,515,500

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Myers Industries, Inc.	45,000	$953,100

		2,795,500

Metals & Mining (0.8%)
Ampco-Pittsburgh Corp.*	40,000	249,200
Freeport-McMoRan, Inc.	23,000	876,300

		1,125,500

Total Materials		15,126,275

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Ryman Hospitality Properties, Inc. (REIT)*	4,000	306,800
Seritage Growth Properties (REIT), Class A*	16,000	253,920

		560,720

Real Estate Management & Development (0.6%)
St Joe Co. (The)	20,000	905,400

Total Real Estate		1,466,120

Utilities (2.2%)
Electric Utilities (0.3%)
PNM Resources, Inc.	10,000	483,300

Gas Utilities (0.9%)
National Fuel Gas Co.	25,000	1,285,750

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp. (The)	61,000	1,445,700

Total Utilities		3,214,750

Total Common Stocks (96.5%) (Cost $105,662,582)		139,508,334

	Number of Warrants
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Weatherford International plc, expiring 12/13/23*	1,117	503

Total Energy		503

Health Care (0.0%)
Health Care Providers & Services (0.0%)
Option Care Health, Inc., expiring 6/30/25*	22	7

Total Health Care		7

Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	30,900

Total Materials		30,900

Total Warrants (0.0%) (Cost $—)		31,410

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (3.9%)
JPMorgan Prime Money Market Fund, IM Shares	5,581,261	5,584,052

Total Short-Term Investment (3.9%) (Cost $5,584,052)		5,584,052

Total Investments in Securities (100.4%) (Cost $111,246,634)		145,123,796
Other Assets Less Liabilities (-0.4%)		(638,878)

Net Assets (100%)		$144,484,918

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,738,814	$600,243	$—	$22,339,057
Consumer Discretionary	13,455,024	1,792,662	—	15,247,686
Consumer Staples	11,543,770	2,938,470	—	14,482,240
Energy	1,273,050	—	—	1,273,050
Financials	2,747,150	—	—	2,747,150
Health Care	7,553,350	—	—	7,553,350
Industrials	52,130,927	536,076	—	52,667,003
Information Technology	2,681,270	710,383	—	3,391,653
Materials	15,018,350	107,925	—	15,126,275
Real Estate	1,466,120	—	—	1,466,120
Utilities	3,214,750	—	—	3,214,750
Short-Term Investment
Investment Company	5,584,052	—	—	5,584,052
Warrants
Energy	503	—	—	503
Health Care	—	7	—	7
Materials	30,900	—	—	30,900

Total Assets	$138,438,030	$6,685,766	$—	$145,123,796

Total Liabilities	$—	$—	$—	$—

Total	$138,438,030	$6,685,766	$—	$145,123,796

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,312,875
Aggregate gross unrealized depreciation	(5,074,909)

Net unrealized appreciation	$31,237,966

Federal income tax cost of investments in securities and derivative instruments, if applicable	$113,885,830

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (93.8%)
Communication Services (12.1%)
Diversified Telecommunication Services (5.1%)
Altice France SA
7.375%, 5/1/26§	$200,000	$207,250
CCO Holdings LLC
5.750%, 2/15/26§	130,000	134,420
5.500%, 5/1/26§	264,000	272,902
4.750%, 3/1/30§	110,000	116,320
4.500%, 5/1/32	159,000	166,354
4.500%, 6/1/33§	168,000	174,888
Cincinnati Bell, Inc.
7.000%, 7/15/24§	485,000	495,912
Lumen Technologies, Inc.
5.125%, 12/15/26§	230,000	239,044
5.375%, 6/15/29§	270,000	276,750
Series G
6.875%, 1/15/28	128,000	144,960
Series W
6.750%, 12/1/23	170,000	187,408
Sprint Capital Corp.
8.750%, 3/15/32	156,000	240,064
Windstream Escrow LLC
7.750%, 8/15/28§	149,000	151,980
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	245,000	242,856
6.125%, 3/1/28§	209,000	211,352

		3,262,460

Entertainment (1.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	250,000	255,925
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	164,000	166,255
6.500%, 5/15/27§	286,000	316,745

		738,925

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	105,000	107,236

Media (4.9%)
Diamond Sports Group LLC
6.625%, 8/15/27§	374,000	148,198
DISH DBS Corp.
5.875%, 7/15/22	112,000	115,640
Gray Television, Inc.
4.750%, 10/15/30§	282,000	279,180
Mav Acquisition Corp.
8.000%, 8/1/29§	319,000	311,822
Meredith Corp.
6.875%, 2/1/26	170,000	176,375
Nexstar Media, Inc.
5.625%, 7/15/27§	446,000	471,511
Outfront Media Capital LLC
5.000%, 8/15/27§	251,000	257,903
Sinclair Television Group, Inc.
5.500%, 3/1/30§	166,000	166,000
Sirius XM Radio, Inc.
4.625%, 7/15/24§	130,000	133,380
TEGNA, Inc.
5.500%, 9/15/24§	33,000	33,380
4.750%, 3/15/26§	248,000	263,500
5.000%, 9/15/29	94,000	97,940
Univision Communications, Inc.
4.500%, 5/1/29§	130,000	130,000
Videotron Ltd.
3.625%, 6/15/29§	118,000	121,097
Ziggo Bond Co. BV
6.000%, 1/15/27§	200,000	207,500
Ziggo BV
5.500%, 1/15/27§	180,000	186,356

		3,099,782

Wireless Telecommunication Services (0.8%)
Sprint Corp.
7.875%, 9/15/23	128,000	144,520
7.625%, 3/1/26	114,000	139,080
Vmed O2 UK Financing I plc
4.750%, 7/15/31§	200,000	203,524

		487,124

Total Communication Services		7,695,527

Consumer Discretionary (12.4%)
Auto Components (0.3%)
Icahn Enterprises LP
6.375%, 12/15/25	120,000	123,450
4.375%, 2/1/29	14,000	14,175
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	42,000	43,260

		180,885

Automobiles (0.7%)
Ford Motor Co.
9.000%, 4/22/25	271,000	333,587
9.625%, 4/22/30	87,000	125,389

		458,976

Distributors (0.4%)
Core & Main LP
6.125%, 8/15/25§	116,000	117,891
Univar Solutions USA, Inc.
5.125%, 12/1/27§	108,000	112,590

		230,481

Diversified Consumer Services (0.3%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	206,250

Hotels, Restaurants & Leisure (4.2%)
1011778 BC ULC
5.750%, 4/15/25§	214,000	225,770
Caesars Entertainment, Inc.
6.250%, 7/1/25§	281,000	296,455
Churchill Downs, Inc.
5.500%, 4/1/27§	258,000	268,320
Dave & Buster’s, Inc.
7.625%, 11/1/25§	216,000	228,690
Everi Holdings, Inc.
5.000%, 7/15/29§	79,000	80,777
Golden Entertainment, Inc.
7.625%, 4/15/26§	134,000	141,873
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	226,000	241,538
IRB Holding Corp.
7.000%, 6/15/25§	70,000	74,812

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
6.750%, 2/15/26§	$140,000	$144,200
Life Time, Inc.
5.750%, 1/15/26§	196,000	198,940
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	124,000	121,830
Powdr Corp.
6.000%, 8/1/25§	45,000	47,194
Raptor Acquisition Corp.
4.875%, 11/1/26§	34,000	34,510
Station Casinos LLC
4.500%, 2/15/28§	328,000	330,460
Vail Resorts, Inc.
6.250%, 5/15/25§	58,000	61,605
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	205,000	211,406

		2,708,380

Household Durables (0.6%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	262,000	278,375
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	34,000	36,040
Williams Scotsman International, Inc.
4.625%, 8/15/28§	48,000	49,440

		363,855

Internet & Direct Marketing Retail (1.6%)
Getty Images, Inc.
9.750%, 3/1/27§	528,000	566,280
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	412,000	450,110

		1,016,390

Leisure Products (0.5%)
Mattel, Inc.
3.750%, 4/1/29§	102,000	106,972
Vista Outdoor, Inc.
4.500%, 3/15/29§	200,000	203,460

		310,432

Specialty Retail (3.0%)
Ambience Merger Sub, Inc.
7.125%, 7/15/29§	79,000	79,987
Asbury Automotive Group, Inc.
4.750%, 3/1/30	163,000	173,284
eG Global Finance plc
8.500%, 10/30/25§	400,000	417,720
Ken Garff Automotive LLC
4.875%, 9/15/28§	96,000	98,880
LBM Acquisition LLC
6.250%, 1/15/29§	251,000	251,487
LCM Investments Holdings II LLC
4.875%, 5/1/29§	157,000	160,878
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	235,000	246,750
SRS Distribution, Inc.
4.625%, 7/1/28§	179,000	182,580
White Cap Buyer LLC
6.875%, 10/15/28§	266,000	283,370

		1,894,936

Textiles, Apparel & Luxury Goods (0.8%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	342,000	371,498
Wolverine World Wide, Inc.
6.375%, 5/15/25§	160,000	169,600

		541,098

Total Consumer Discretionary		7,911,683

Consumer Staples (5.9%)
Beverages (0.4%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	155,000	155,370
Triton Water Holdings, Inc.
6.250%, 4/1/29§	146,000	146,183

		301,553

Food & Staples Retailing (0.9%)
Performance Food Group, Inc.
6.875%, 5/1/25§	193,000	205,304
United Natural Foods, Inc.
6.750%, 10/15/28§	87,000	93,525
US Foods, Inc.
6.250%, 4/15/25§	248,000	260,710

		559,539

Food Products (3.5%)
B&G Foods, Inc.
5.250%, 4/1/25	101,000	103,429
Kraft Heinz Foods Co.
6.875%, 1/26/39	116,000	169,940
4.375%, 6/1/46	265,000	304,087
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	22,000	22,605
4.875%, 11/1/26§	227,000	234,219
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	96,000	102,722
Post Holdings, Inc.
5.750%, 3/1/27§	236,000	245,086
4.625%, 4/15/30§	100,000	101,875
4.500%, 9/15/31§	379,000	382,362
Sigma Holdco BV
7.875%, 5/15/26§	400,000	406,000
Simmons Foods, Inc.
4.625%, 3/1/29§	149,000	150,259

		2,222,584

Household Products (0.9%)
Central Garden & Pet Co.
4.125%, 10/15/30	84,000	86,415
Energizer Holdings, Inc.
4.750%, 6/15/28§	223,000	228,575
Spectrum Brands, Inc.
5.750%, 7/15/25	220,000	225,225
5.500%, 7/15/30§	21,000	22,785

		563,000

Personal Products (0.2%)
Prestige Brands, Inc.
3.750%, 4/1/31§	139,000	138,131

Total Consumer Staples		3,784,807

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Energy (7.4%)
Energy Equipment & Services (0.2%)
Precision Drilling Corp.
7.125%, 1/15/26§	$139,000	$143,170

Oil, Gas & Consumable Fuels (7.2%)
Aethon United BR LP
8.250%, 2/15/26§	96,000	102,480
Antero Resources Corp.
7.625%, 2/1/29§	52,000	56,989
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	170,000	175,100
Blue Racer Midstream LLC
7.625%, 12/15/25§	58,000	62,205
6.625%, 7/15/26§	150,000	155,625
Colgate Energy Partners III LLC
5.875%, 7/1/29§	77,000	79,887
Crestwood Midstream Partners LP
5.625%, 5/1/27§	54,000	54,878
6.000%, 2/1/29§	165,000	170,775
CrownRock LP
5.625%, 10/15/25§	393,000	402,825
Delek Logistics Partners LP
6.750%, 5/15/25	395,000	400,925
7.125%, 6/1/28§	80,000	83,344
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	164,000	163,590
Endeavor Energy Resources LP
6.625%, 7/15/25§	28,000	29,540
Genesis Energy LP
8.000%, 1/15/27	95,000	97,613
7.750%, 2/1/28	362,000	365,692
Hilcorp Energy I LP
6.250%, 11/1/28§	157,000	163,672
5.750%, 2/1/29§	68,000	69,360
Holly Energy Partners LP
5.000%, 2/1/28§	221,000	223,210
Independence Energy Finance LLC
7.250%, 5/1/26§	142,000	148,390
NuStar Logistics LP
5.750%, 10/1/25	85,000	92,650
Occidental Petroleum Corp.
6.625%, 9/1/30	100,000	122,000
6.125%, 1/1/31	55,000	64,848
6.450%, 9/15/36	232,000	280,117
PBF Logistics LP
6.875%, 5/15/23	220,000	212,575
Southwestern Energy Co.
7.750%, 10/1/27	97,000	104,032
Summit Midstream Holdings LLC
5.500%, 8/15/22	202,000	200,990
Targa Resources Partners LP
5.875%, 4/15/26	342,000	357,818
4.875%, 2/1/31§	105,000	113,400

		4,554,530

Total Energy		4,697,700

Financials (5.8%)
Consumer Finance (1.9%)
Curo Group Holdings Corp.
8.250%, 9/1/25§	288,000	299,981
7.500%, 8/1/28§	228,000	231,990
Enova International, Inc.
8.500%, 9/1/24§	252,000	258,300
Ford Motor Credit Co. LLC
4.000%, 11/13/30	322,000	340,515
OneMain Finance Corp.
8.875%, 6/1/25	77,000	84,507

		1,215,293

Diversified Financial Services (1.1%)
Shift4 Payments LLC
4.625%, 11/1/26§	145,000	151,145
Verscend Escrow Corp.
9.750%, 8/15/26§	480,000	506,861

		658,006

Insurance (1.7%)
Alliant Holdings
Intermediate LLC
6.750%, 10/15/27§	252,000	262,395
AmWINS Group, Inc.
4.875%, 6/30/29§	72,000	73,260
AssuredPartners, Inc.
5.625%, 1/15/29§	39,000	38,708
HUB International Ltd.
7.000%, 5/1/26§	556,000	574,253
NFP Corp.
6.875%, 8/15/28§	145,000	150,075

		1,098,691

Thrifts & Mortgage Finance (1.1%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	310,000	322,400
7.625%, 5/1/26§	53,000	54,391
6.625%, 1/15/27§	237,000	230,186
PHH Mortgage Corp.
7.875%, 3/15/26§	104,000	106,829

		713,806

Total Financials		3,685,796

Health Care (6.4%)
Health Care Equipment & Supplies (0.3%)
Varex Imaging Corp.
7.875%, 10/15/27§	187,000	208,505

Health Care Providers & Services (2.3%)
AdaptHealth LLC
6.125%, 8/1/28§	178,000	186,455
4.625%, 8/1/29§	82,000	81,488
Centene Corp.
5.375%, 6/1/26§	337,000	351,053
5.375%, 8/15/26§	268,000	279,068
HCA, Inc.
7.690%, 6/15/25	91,000	111,020
Tenet Healthcare Corp.
4.875%, 1/1/26§	304,000	314,640
US Acute Care Solutions LLC
6.375%, 3/1/26§	24,000	24,900
Vizient, Inc.
6.250%, 5/15/27§	91,000	95,550

		1,444,174

Health Care Technology (0.4%)
IQVIA, Inc.
5.000%, 5/15/27§	260,000	271,050

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (3.4%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	$317,000	$342,360
Bausch Health Cos., Inc.
5.500%, 11/1/25§	310,000	316,200
4.875%, 6/1/28§	146,000	149,832
6.250%, 2/15/29§	144,000	142,920
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	287,000	300,633
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	205,250
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	291,000	315,735
Organon & Co.
5.125%, 4/30/31§	200,000	206,000
P&L Development LLC
7.750%, 11/15/25§	196,000	205,065

		2,183,995

Total Health Care		4,107,724

Industrials (17.5%)
Aerospace & Defense (1.0%)
Howmet Aerospace, Inc.
6.875%, 5/1/25	107,000	124,517
Rolls-Royce plc
5.750%, 10/15/27§	200,000	218,000
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	302,000	320,120

		662,637

Air Freight & Logistics (0.3%)
XPO Logistics, Inc.
6.250%, 5/1/25§	199,000	211,061

Building Products (1.5%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	196,000	201,821
Forterra Finance LLC
6.500%, 7/15/25§	59,000	63,204
JELD-WEN, Inc.
6.250%, 5/15/25§	111,000	118,215
Standard Industries, Inc.
4.375%, 7/15/30§	124,000	127,255
Summit Materials LLC
5.250%, 1/15/29§	222,000	234,765
Victors Merger Corp.
6.375%, 5/15/29§	222,000	223,110

		968,370

Commercial Services & Supplies (6.8%)
ACCO Brands Corp.
4.250%, 3/15/29§	54,000	53,798
ADT Security Corp. (The)
4.125%, 6/15/23	110,000	115,500
4.875%, 7/15/32§	156,000	161,460
Allied Universal Holdco LLC
6.625%, 7/15/26§	230,000	243,800
9.750%, 7/15/27§	374,000	410,465
6.000%, 6/1/29§	48,000	48,067
Aramark Services, Inc.
5.000%, 4/1/25§	116,000	118,610
6.375%, 5/1/25§	182,000	191,422
Cimpress plc
7.000%, 6/15/26§	150,000	157,125
Covanta Holding Corp.
5.000%, 9/1/30	55,000	59,056
Garda World Security Corp.
9.500%, 11/1/27§	393,000	430,335
6.000%, 6/1/29§	169,000	165,409
GFL Environmental, Inc.
3.750%, 8/1/25§	80,000	82,100
5.125%, 12/15/26§	220,000	230,345
4.750%, 6/15/29§	160,000	164,984
KAR Auction Services, Inc.
5.125%, 6/1/25§	569,000	580,380
Madison IAQ LLC
5.875%, 6/30/29§	94,000	94,823
Matthews International Corp.
5.250%, 12/1/25§	471,000	485,130
Nielsen Finance LLC
5.875%, 10/1/30§	296,000	323,632
4.750%, 7/15/31§	206,000	207,133

		4,323,574

Construction & Engineering (1.8%)
Dycom Industries, Inc.
4.500%, 4/15/29§	162,000	164,228
MasTec, Inc.
4.500%, 8/15/28§	92,000	96,945
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	241,000	248,531
Pike Corp.
5.500%, 9/1/28§	66,000	67,320
PowerTeam Services LLC
9.033%, 12/4/25§	437,333	482,706
Weekley Homes LLC
4.875%, 9/15/28§	111,000	114,746

		1,174,476

Machinery (1.7%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	300,000	304,500
Clark Equipment Co.
5.875%, 6/1/25§	285,000	302,243
Hillenbrand, Inc.
5.750%, 6/15/25	19,000	20,211
Welbilt, Inc.
9.500%, 2/15/24	447,000	463,762

		1,090,716

Professional Services (1.2%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	303,000	321,180
10.250%, 2/15/27§	347,000	378,646
Science Applications International Corp.
4.875%, 4/1/28§	40,000	41,900

		741,726

Road & Rail (2.1%)
DAE Funding LLC
5.250%, 11/15/21§	100,000	100,844
5.000%, 8/1/24§	67,000	68,612
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	532,000	530,670
NESCO Holdings II, Inc.
5.500%, 4/15/29§	212,000	218,493

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Watco Cos. LLC
6.500%, 6/15/27§	$376,000	$400,440

		1,319,059

Trading Companies & Distributors (1.1%)
Brightstar Escrow Corp.
9.750%, 10/15/25§	327,000	350,708
WESCO Distribution, Inc.
7.250%, 6/15/28§	287,000	318,963

		669,671

Total Industrials		11,161,290

Information Technology (11.8%)
Communications Equipment (1.4%)
CommScope Technologies LLC
6.000%, 6/15/25§	126,000	127,890
CommScope, Inc.
5.500%, 3/1/24§	292,000	300,030
6.000%, 3/1/26§	214,000	223,898
8.250%, 3/1/27§	237,000	250,343

		902,161

IT Services (2.1%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	108,000	111,240
Alliance Data Systems Corp.
4.750%, 12/15/24§	389,000	399,211
7.000%, 1/15/26§	162,000	174,150
Black Knight InfoServ LLC
3.625%, 9/1/28§	140,000	139,951
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	207,260
Northwest Fiber LLC
6.000%, 2/15/28§	179,000	175,867
Unisys Corp.
6.875%, 11/1/27§	139,000	151,306

		1,358,985

Software (6.7%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	217,000	227,036
Ascend Learning LLC
6.875%, 8/1/25§	474,000	481,702
Boxer Parent Co., Inc.
7.125%, 10/2/25§	159,000	169,534
BY Crown Parent LLC
4.250%, 1/31/26§	83,000	86,943
Camelot Finance SA
4.500%, 11/1/26§	626,000	650,257
Change Healthcare Holdings LLC
5.750%, 3/1/25§	459,000	465,311
Clarivate Science Holdings Corp.
4.875%, 6/30/29§	221,000	222,657
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	439,000	497,168
Helios Software Holdings, Inc.
4.625%, 5/1/28§	400,000	394,000
LogMeIn, Inc.
5.500%, 9/1/27§	96,000	99,840
NortonLifeLock, Inc.
5.000%, 4/15/25§	112,000	112,986
Rocket Software, Inc.
6.500%, 2/15/29§	247,000	245,765
SS&C Technologies, Inc.
5.500%, 9/30/27§	331,000	350,314
ZoomInfo Technologies LLC
3.875%, 2/1/29§	229,000	228,739

		4,232,252

Technology Hardware, Storage & Peripherals (1.6%)
Dell International LLC
7.125%, 6/15/24§	219,000	224,057
Diebold Nixdorf, Inc.
9.375%, 7/15/25§	60,000	65,850
NCR Corp.
8.125%, 4/15/25§	51,000	55,462
5.000%, 10/1/28§	315,000	325,238
5.125%, 4/15/29§	317,000	329,268

		999,875

Total Information Technology		7,493,273

Materials (10.1%)
Chemicals (2.8%)
Avient Corp.
5.750%, 5/15/25§	73,000	76,650
Illuminate Buyer LLC
9.000%, 7/1/28§	367,000	407,829
INEOS Group Holdings SA
5.625%, 8/1/24§	200,000	199,500
Minerals Technologies, Inc.
5.000%, 7/1/28§	183,000	190,778
NOVA Chemicals Corp.
4.875%, 6/1/24§	104,000	109,590
Nufarm Australia Ltd.
5.750%, 4/30/26§	409,000	418,203
Olin Corp.
9.500%, 6/1/25§	117,000	145,811
PQ Corp.
5.750%, 12/15/25§254,000		261,302

		1,809,663

Containers & Packaging (6.4%)
ARD Finance SA
6.500%, 6/30/27§	200,000	210,500
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	200,000	200,250
Ardagh Packaging Finance plc
6.000%, 2/15/25§	200,000	206,200
4.125%, 8/15/26§	200,000	206,500
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	361,000	376,343
Graham Packaging Co., Inc.
7.125%, 8/15/28§	81,000	86,265
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	243,000	252,720
LABL, Inc.
6.750%, 7/15/26§	285,000	301,744
10.500%, 7/15/27§	312,000	343,590
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	286,000	288,520
7.250%, 4/15/25§	658,000	640,727

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
OI European Group BV
4.000%, 3/15/23§	$150,000	$154,687
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§	130,000	138,775
6.625%, 5/13/27§	144,000	155,520
Sealed Air Corp.
4.875%, 12/1/22§	102,000	105,693
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	400,000	419,000

		4,087,034

Metals & Mining (0.9%)
Hudbay Minerals, Inc.
4.500%, 4/1/26§	198,000	201,039
Kaiser Aluminum Corp.
4.500%, 6/1/31§	204,000	212,160
Novelis Corp.
4.750%, 1/30/30§	150,000	159,375

		572,574

Total Materials		6,469,271

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	102,000	100,852
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	270,000	281,138
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	153,000	162,562
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	79,000	85,295
5.875%, 10/1/28§	153,000	162,945
4.875%, 5/15/29§	129,000	132,225
SBA Communications Corp. (REIT)
4.875%, 9/1/24	88,000	89,100
Service Properties Trust (REIT)
7.500%, 9/15/25	212,000	239,030
5.500%, 12/15/27	102,000	108,375
XHR LP (REIT)
6.375%, 8/15/25§	166,000	176,407
4.875%, 6/1/29§	86,000	88,042

		1,625,971

Real Estate Management & Development (1.7%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	149,000	159,803
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	361,000	369,123
Howard Hughes Corp. (The)
4.375%, 2/1/31§	122,000	121,390
Realogy Group LLC
7.625%, 6/15/25§	166,000	178,865
9.375%, 4/1/27§	222,000	246,020

		1,075,201

Total Real Estate		2,701,172

Utilities (0.2%)
Water Utilities (0.2%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	113,000	118,085

Total Utilities		118,085

Total Corporate Bonds		59,826,328

Total Long-Term Debt Securities (93.8%) (Cost $58,122,294)		59,826,328

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, IM Shares	1,488,958	1,489,703

Total Short-Term Investment (2.3%) (Cost $1,489,703)		1,489,703

Total Investments in Securities (96.1%) (Cost $59,611,997)		61,316,031
Other Assets Less Liabilities (3.9%)		2,480,941

Net Assets (100%)		$63,796,972

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2021, the market value of these securities amounted to $52,700,153 or 82.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2021. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$7,695,527	$—	$7,695,527
Consumer Discretionary	—	7,911,683	—	7,911,683
Consumer Staples	—	3,784,807	—	3,784,807
Energy	—	4,697,700	—	4,697,700
Financials	—	3,685,796	—	3,685,796
Health Care	—	4,107,724	—	4,107,724
Industrials	—	11,161,290	—	11,161,290
Information Technology	—	7,493,273	—	7,493,273
Materials	—	6,469,271	—	6,469,271
Real Estate	—	2,701,172	—	2,701,172
Utilities	—	118,085	—	118,085
Short-Term Investment
Investment Company	1,489,703	—	—	1,489,703

Total Assets	$1,489,703	$59,826,328	$—	$61,316,031

Total Liabilities	$—	$—	$—	$—

Total	$1,489,703	$59,826,328	$—	$61,316,031

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,899,931
Aggregate gross unrealized depreciation	(294,740)

Net unrealized appreciation	$1,605,191

Federal income tax cost of investments in securities and derivative instruments, if applicable	$59,710,840

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (38.6%)
IQ Merger Arbitrage ETF	57,460	$1,909,970
ProShares Long Online/Short Stores ETF	17,250	1,293,664
ProShares RAFI Long/Short‡	18,280	571,250
WisdomTree Managed Futures Strategy Fund	57,190	2,359,168

Total Alternatives		6,134,052

Commodity (15.5%)
Invesco DB Agriculture Fund*	33,100	617,315
Invesco DB Energy Fund*	42,090	673,065
Invesco DB Gold Fund*	16,480	860,030
Invesco DB Precious Metals Fund*	6,240	311,002

Total Commodity		2,461,412

Equity (17.1%)
iShares Core US REIT ETF	22,490	1,374,139
Vanguard Global ex-U.S. Real
Estate ETF	22,870	1,335,608

Total Equity		2,709,747

Fixed Income (28.3%)
iShares Convertible Bond ETF	25,380	2,538,000
Vanguard Short-Term Inflation-Protected Securities ETF	37,210	1,957,618

Total Fixed Income		4,495,618

Total Investments in Securities (99.5%) (Cost $15,125,423)		15,800,829
Other Assets Less Liabilities (0.5%)		80,632

Net Assets (100%)		$15,881,461

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the nine months ended July 31, 2021, were as follows:

Security Description	Shares at July 31, 2021	Market Value October 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value July 31, 2021 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	18,280	653,631	—	(115,062)	(21,285)	53,966	571,250	5,935	—
Specialty
Invesco DB G10 Currency Harvest Fund	—	1,380,986	—	(1,496,838)	67,052	48,800	—	—	—

Total		2,034,617	—	(1,611,900)	45,767	102,766	571,250	5,935	—

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,800,829	$—	$—	$15,800,829

Total Assets	$15,800,829	$—	$—	$15,800,829

Total Liabilities	$—	$—	$—	$—

Total	$15,800,829	$—	$—	$15,800,829

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$632,077
Aggregate gross unrealized depreciation	(288,213)

Net unrealized appreciation	$343,864

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,456,965

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (49.4%)
Invesco S&P 500 Low Volatility ETF	11,300	$712,578
Invesco S&P Emerging Markets Low Volatility ETF	3,540	85,233
Invesco S&P International Developed Low Volatility ETF	11,880	376,477
Invesco S&P MidCap Low Volatility ETF	6,910	377,701
Invesco S&P SmallCap Low Volatility ETF	3,710	175,409
iShares Core MSCI EAFE ETF	9,840	743,412
iShares Core MSCI Emerging Markets ETF	2,790	176,356
iShares Core S&P Total US Stock Market ETF	21,620	2,174,107
iShares MSCI EAFE Min Vol Factor ETF	4,860	375,630
iShares MSCI Emerging Markets Min Vol Factor ETF	1,420	87,827
iShares MSCI USA Min Vol Factor ETF	9,520	725,614
SPDR SSGA US Small Cap Low Volatility Index ETF	1,610	181,207

Total Equity		6,191,551

Fixed Income (50.0%)
iShares Core U.S. Aggregate Bond ETF	31,610	3,681,301
iShares TIPS Bond ETF	7,240	945,399
SPDR Bloomberg Barclays High Yield Bond ETF	4,426	485,842
Vanguard Short-Term Bond ETF	8,030	661,592
Vanguard Total International Bond ETF	8,550	495,130

Total Fixed Income		6,269,264

Total Exchange Traded Funds (99.4%) (Cost $10,792,674)		12,460,815

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	26,262	26,275

Total Short-Term Investment (0.2%) (Cost $26,276)		26,275

Total Investments in Securities (99.6%) (Cost $10,818,950)		12,487,090
Other Assets Less Liabilities (0.4%)		47,223

Net Assets (100%)		$12,534,313

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,460,815	$—	$—	$12,460,815
Short-Term Investment
Investment Company	26,275	—	—	26,275

Total Assets	$12,487,090	$—	$—	$12,487,090

Total Liabilities	$—	$—	$—	$—

Total	$12,487,090	$—	$—	$12,487,090

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,623,123
Aggregate gross unrealized depreciation	(16,511)

Net unrealized appreciation	$1,606,612

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,880,478

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (59.1%)
Invesco S&P 500 Low Volatility ETF	23,740	$1,497,045
Invesco S&P Emerging Markets Low Volatility ETF	8,280	199,359
Invesco S&P International Developed Low Volatility ETF	27,720	878,447
Invesco S&P MidCap Low Volatility ETF	16,310	891,505
Invesco S&P SmallCap Low Volatility ETF	8,140	384,859
iShares Core MSCI EAFE ETF	22,860	1,727,073
iShares Core MSCI Emerging Markets ETF	6,110	386,213
iShares Core S&P Total US Stock Market ETF	47,980	4,824,869
iShares MSCI EAFE Min Vol Factor ETF	11,080	856,373
iShares MSCI Emerging Markets Min Vol Factor ETF	3,390	209,672
iShares MSCI USA Min Vol Factor ETF	19,770	1,506,869
SPDR SSGA US Small Cap Low Volatility Index ETF	3,590	404,057

Total Equity		13,766,341

Fixed Income (40.8%)
iShares Core U.S. Aggregate Bond ETF	55,340	6,444,896
iShares TIPS Bond ETF	11,060	1,444,215
SPDR Bloomberg Barclays High Yield Bond ETF	4,546	499,015
Vanguard Short-Term Bond ETF	7,460	614,629
Vanguard Total International Bond ETF	8,510	492,814

Total Fixed Income		9,495,569

Total Investments in Securities (99.9%) (Cost $19,963,060)		23,261,910
Other Assets Less Liabilities (0.1%)		15,773

Net Assets (100%)		$23,277,683

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$23,261,910	$—	$—	$23,261,910

Total Assets	$23,261,910	$—	$—	$23,261,910

Total Liabilities	$—	$—	$—	$—

Total	$23,261,910	$—	$—	$23,261,910

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,215,498
Aggregate gross unrealized depreciation	(37,993)

Net unrealized appreciation	$3,177,505

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,084,405

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (68.9%)
Invesco S&P 500 Low Volatility ETF	11,070	$698,074
Invesco S&P Emerging Markets Low Volatility ETF	3,860	92,938
Invesco S&P International Developed Low Volatility ETF	14,310	453,484
Invesco S&P MidCap Low Volatility ETF	7,790	425,802
Invesco S&P SmallCap Low Volatility ETF	3,780	178,718
iShares Core MSCI EAFE ETF	11,460	865,803
iShares Core MSCI Emerging Markets ETF	2,930	185,205
iShares Core S&P Total US Stock Market ETF	23,620	2,375,227
iShares MSCI EAFE Min Vol Factor ETF	5,250	405,773
iShares MSCI Emerging Markets Min Vol Factor ETF	1,480	91,538
iShares MSCI USA Min Vol Factor ETF	9,180	699,700
SPDR SSGA US Small Cap Low Volatility Index ETF	1,830	205,968

Total Equity		6,678,230

Fixed Income (30.6%)
iShares Core U.S. Aggregate Bond ETF	21,110	2,458,471
iShares TIPS Bond ETF	3,440	449,195
SPDR Bloomberg Barclays High Yield Bond ETF	170	18,661
Vanguard Short-Term Bond ETF	270	22,245
Vanguard Total International Bond ETF	340	19,689

Total Fixed Income		2,968,261

Total Exchange Traded Funds (99.5%) (Cost $8,376,587)		9,646,491

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	3,976	3,978

Total Short-Term Investment (0.0%) (Cost $3,978)		3,978

Total Investments in Securities (99.5%) (Cost $8,380,565)		9,650,469
Other Assets Less Liabilities (0.5%)		42,855

Net Assets (100%)		$9,693,324

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,646,491	$—	$—	$9,646,491
Short-Term Investment
Investment Company	3,978	—	—	3,978

Total Assets	$9,650,469	$—	$—	$9,650,469

Total Liabilities	$—	$—	$—	$—

Total	$9,650,469	$—	$—	$9,650,469

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,253,526
Aggregate gross unrealized depreciation	(10,363)

Net unrealized appreciation	$1,243,163

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,407,306

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (74.0%)
Invesco S&P 500 Low Volatility ETF	17,830	$1,124,360
Invesco S&P Emerging Markets Low Volatility ETF	5,300	127,609
Invesco S&P International Developed Low Volatility ETF .	19,560	619,856
Invesco S&P MidCap Low Volatility ETF	11,390	622,578
Invesco S&P SmallCap Low Volatility ETF	5,750	271,860
iShares Core MSCI EAFE ETF	16,660	1,258,663
iShares Core MSCI Emerging Markets ETF	4,180	264,218
iShares Core S&P Total US Stock Market ETF	35,100	3,529,656
iShares MSCI EAFE Min Vol Factor ETF	8,300	641,507
iShares MSCI Emerging Markets Min Vol Factor ETF	2,180	134,833
iShares MSCI USA Min Vol Factor ETF	14,970	1,141,013
SPDR SSGA US Small Cap Low Volatility Index ETF	2,470	278,001

Total Equity		10,014,154

Fixed Income (25.3%)
iShares Core U.S. Aggregate Bond ETF	24,810	2,889,373
iShares TIPS Bond ETF	4,080	532,766

Total Fixed Income		3,422,139

Total Exchange Traded Funds (99.3%) (Cost $11,030,648)		13,436,293

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	48,112	48,136

Total Short-Term Investment (0.4%) (Cost $48,136)		48,136

Total Investments in Securities (99.7%) (Cost $11,078,784)		13,484,429
Other Assets Less Liabilities (0.3%)		45,437

Net Assets (100%)		$13,529,866

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$13,436,293	$—	$—	$13,436,293
Short-Term Investment
Investment Company	48,136	—	—	48,136

Total Assets	$13,484,429	$—	$—	$13,484,429

Total Liabilities	$—	$—	$—	$—

Total	$13,484,429	$—	$—	$13,484,429

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,365,816
Aggregate gross unrealized depreciation	(16,090)

Net unrealized appreciation	$2,349,726

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,134,703

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (79.4%)
Invesco S&P 500 Low Volatility ETF	7,910	$498,805
Invesco S&P Emerging Markets Low Volatility ETF	2,450	58,989
Invesco S&P International Developed Low Volatility ETF .	8,610	272,851
Invesco S&P MidCap Low Volatility ETF	5,000	273,300
Invesco S&P SmallCap Low Volatility ETF	2,600	122,928
iShares Core MSCI EAFE ETF	7,210	544,715
iShares Core MSCI Emerging Markets ETF	1,880	118,835
iShares Core S&P Total US Stock Market ETF	15,470	1,555,663
iShares MSCI EAFE Min Vol Factor ETF	3,520	272,061
iShares MSCI Emerging Markets Min Vol Factor ETF	890	55,046
iShares MSCI USA Min Vol Factor ETF	6,680	509,150
SPDR SSGA US Small Cap Low Volatility Index ETF	1,010	113,676

Total Equity		4,396,019

Fixed Income (20.2%)
iShares Core U.S. Aggregate Bond ETF	8,150	949,149
iShares TIPS Bond ETF	1,270	165,837

Total Fixed Income		1,114,986

Total Investments in Securities (99.6%) (Cost $4,387,917)		5,511,005
Other Assets Less Liabilities (0.4%)		24,314

Net Assets (100%)		$5,535,319

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,511,005	$—	$—	$5,511,005

Total Assets	$5,511,005	$—	$—	$5,511,005

Total Liabilities	$—	$—	$—	$—

Total	$5,511,005	$—	$—	$5,511,005

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,115,518
Aggregate gross unrealized depreciation	(2,522)

Net unrealized appreciation	$1,112,996

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,398,009

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (84.6%)
Invesco S&P 500 Low Volatility ETF	12,800	$807,168
Invesco S&P Emerging Markets Low Volatility ETF	4,020	96,790
Invesco S&P International Developed Low Volatility ETF .	13,820	437,956
Invesco S&P MidCap Low Volatility ETF	7,950	434,547
Invesco S&P SmallCap Low Volatility ETF	4,150	196,212
iShares Core MSCI EAFE ETF	11,670	881,668
iShares Core MSCI Emerging Markets ETF	2,960	187,102
iShares Core S&P Total US Stock Market ETF	24,620	2,475,787
iShares MSCI EAFE Min Vol Factor ETF	5,640	435,916
iShares MSCI Emerging Markets Min Vol Factor ETF	1,580	97,723
iShares MSCI USA Min Vol Factor ETF	10,620	809,456
SPDR SSGA US Small Cap Low Volatility Index ETF	1,750	196,964

Total Equity		7,057,289

Fixed Income (15.2%)
iShares Core U.S. Aggregate Bond ETF	9,180	1,069,103
iShares TIPS Bond ETF	1,540	201,093

Total Fixed Income		1,270,196

Total Investments in Securities (99.8%) (Cost $6,547,865)		8,327,485
Other Assets Less Liabilities (0.2%)		16,513

Net Assets (100%)		$8,343,998

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,327,485	$—	$—	$8,327,485
Total Assets	$8,327,485	$—	$—	$8,327,485

Total Liabilities	$—	$—	$—	$—

Total	$8,327,485	$—	$—	$8,327,485

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,779,252
Aggregate gross unrealized depreciation	(78)

Net unrealized appreciation	$1,779,174

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,548,311

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (89.5%)
Invesco S&P 500 Low Volatility ETF	10,380	$654,563
Invesco S&P Emerging Markets Low Volatility ETF	2,900	69,824
Invesco S&P International Developed Low Volatility ETF	10,630	336,865
Invesco S&P MidCap Low Volatility ETF	6,250	341,625
Invesco S&P SmallCap Low Volatility ETF	3,210	151,769
iShares Core MSCI EAFE ETF	8,850	668,617
iShares Core MSCI Emerging Markets ETF	2,260	142,854
iShares Core S&P Total US Stock Market ETF	19,280	1,938,797
iShares MSCI EAFE Min Vol Factor ETF	4,340	335,439
iShares MSCI Emerging Markets Min Vol Factor ETF	1,210	74,838
iShares MSCI USA Min Vol Factor ETF	8,600	655,492
SPDR SSGA US Small Cap Low Volatility Index ETF	1,360	153,069

Total Equity		5,523,752

Fixed Income (10.2%)
iShares Core U.S. Aggregate Bond ETF	4,590	534,551
iShares TIPS Bond ETF	710	92,712

Total Fixed Income		627,263

Total Investments in Securities (99.7%) (Cost $4,699,432)		6,151,015
Other Assets Less Liabilities (0.3%)		17,967

Net Assets (100%)		$6,168,982

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,151,015	$—	$—	$6,151,015

Total Assets	$6,151,015	$—	$—	$6,151,015

Total Liabilities	$—	$—	$—	$—

Total	$6,151,015	$—	$—	$6,151,015

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,418,212
Aggregate gross unrealized depreciation	(8,507)

Net unrealized appreciation	$1,409,705

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,741,310

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (94.0%)
Invesco S&P 500 Low Volatility ETF	9,320	$587,719
Invesco S&P Emerging Markets Low Volatility ETF	2,730	65,731
Invesco S&P International Developed Low Volatility ETF	9,950	315,316
Invesco S&P MidCap Low Volatility ETF	5,570	304,456
Invesco S&P SmallCap Low Volatility ETF	3,150	148,932
iShares Core MSCI EAFE ETF	8,040	607,422
iShares Core MSCI Emerging Markets ETF	2,100	132,741
iShares Core S&P Total US Stock Market ETF	17,780	1,787,957
iShares MSCI EAFE Min Vol Factor ETF	3,960	306,068
iShares MSCI Emerging Markets Min Vol Factor ETF	1,230	76,076
iShares MSCI USA Min Vol Factor ETF	7,910	602,900
SPDR SSGA US Small Cap Low Volatility Index ETF	1,180	132,810

Total Equity		5,068,128

Fixed Income (5.6%)
iShares Core U.S. Aggregate Bond ETF	2,200	256,212
iShares TIPS Bond ETF	340	44,397

Total Fixed Income		300,609

Total Investments in Securities (99.6%) (Cost $3,895,183)		5,368,737
Other Assets Less Liabilities (0.4%)		21,445

Net Assets (100%)		$5,390,182

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,368,737	$—	$—	$5,368,737

Total Assets	$5,368,737	$—	$—	$5,368,737

Total Liabilities	$—	$—	$—	$—

Total	$5,368,737	$—	$—	$5,368,737

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,473,305
Aggregate gross unrealized depreciation	(37)

Net unrealized appreciation	$1,473,268

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,895,469

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.2%)
Invesco S&P 500 Low Volatility ETF	9,240	$582,674
Invesco S&P Emerging Markets Low Volatility ETF	2,760	66,453
Invesco S&P International Developed Low Volatility ETF	9,840	311,830
Invesco S&P MidCap Low Volatility ETF	5,650	308,829
Invesco S&P SmallCap Low Volatility ETF	2,970	140,422
iShares Core MSCI EAFE ETF	8,190	618,755
iShares Core MSCI Emerging Markets ETF	2,330	147,279
iShares Core S&P Total US Stock Market ETF	17,680	1,777,901
iShares MSCI EAFE Min Vol Factor ETF	4,010	309,933
iShares MSCI Emerging Markets Min Vol Factor ETF	1,120	69,272
iShares MSCI USA Min Vol Factor ETF	7,860	599,089
SPDR SSGA US Small Cap Low Volatility Index ETF	1,230	138,437

Total Equity		5,070,874

Fixed Income (0.4%)
iShares Core U.S. Aggregate Bond ETF	160	18,634
iShares TIPS Bond ETF	30	3,917

Total Fixed Income		22,551

Total Investments in Securities (99.6%) (Cost $3,672,700)		5,093,425
Other Assets Less Liabilities (0.4%)		17,899

Net Assets (100%)		$5,111,324

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,093,425	$—	$—	$5,093,425

Total Assets	$5,093,425	$—	$—	$5,093,425

Total Liabilities	$—	$—	$—	$—

Total	$5,093,425	$—	$—	$5,093,425

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,415,241
Aggregate gross unrealized depreciation	(943)

Net unrealized appreciation	$1,414,298

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,679,127

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.3%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	15,700	$440,385
BCE, Inc.	2,000	99,824
Nippon Telegraph & Telephone Corp.	8,500	217,139
Orange SA	6,667	74,303
Singapore Telecommunications Ltd.	67,600	113,253
Swisscom AG (Registered)	331	199,144
Verizon Communications, Inc.	15,100	842,278

		1,986,326

Entertainment (0.4%)
Activision Blizzard, Inc.	1,400	117,068
Nintendo Co. Ltd.	200	102,821
Take-Two Interactive Software, Inc.*	300	52,026
Vivendi SE	2,850	96,353

		368,268

Interactive Media & Services (3.4%)
Alphabet, Inc., Class A*	900	2,425,077
Facebook, Inc., Class A*	3,400	1,211,420
REA Group Ltd.	679	80,553

		3,717,050

Media (0.5%)
Comcast Corp., Class A	7,800	458,874
Omnicom Group, Inc.	800	58,256
Quebecor, Inc., Class B	2,000	52,325

		569,455

Wireless Telecommunication Services (0.2%)
KDDI Corp.	3,300	100,229
Rogers Communications, Inc., Class B	2,300	117,396

		217,625

Total Communication Services		6,858,724

Consumer Discretionary (6.3%)
Auto Components (0.2%)
Bridgestone Corp.	2,400	105,009
Sumitomo Electric Industries Ltd.	7,200	101,563

		206,572

Automobiles (0.4%)
Honda Motor Co. Ltd.	2,800	89,152
Toyota Motor Corp.	3,400	303,878

		393,030

Distributors (0.2%)
Genuine Parts Co.	400	50,768
LKQ Corp.*	2,100	106,575
Pool Corp.	200	95,564

		252,907

Hotels, Restaurants & Leisure (0.2%)
Domino’s Pizza, Inc.	200	105,098
Restaurant Brands International, Inc.	1,200	81,872

		186,970

Household Durables (0.4%)
DR Horton, Inc.	1,200	114,516
Garmin Ltd.	700	110,040
Sekisui House Ltd.	6,000	118,163
Sony Group Corp.	1,300	134,793

		477,512

Internet & Direct Marketing Retail (2.0%)
Amazon.com, Inc.*	600	1,996,554
eBay, Inc.	2,456	167,524

		2,164,078

Multiline Retail (0.7%)
Dollar General Corp.	800	186,112
Target Corp.	1,400	365,470
Wesfarmers Ltd.	5,313	238,382

		789,964

Specialty Retail (1.4%)
AutoZone, Inc.*	100	162,357
Best Buy Co., Inc.	1,100	123,585
Home Depot, Inc. (The)	2,100	689,199
Lowe’s Cos., Inc.	1,900	366,111
O’Reilly Automotive, Inc.*	200	120,768
Ross Stores, Inc.	500	61,345

		1,523,365

Textiles, Apparel & Luxury Goods (0.8%)
Kering SA	130	116,615
LVMH Moet Hennessy Louis Vuitton SE	335	267,804
NIKE, Inc., Class B	2,500	418,775

		803,194

Total Consumer Discretionary		6,797,592

Consumer Staples (9.4%)
Beverages (2.5%)
Brown-Forman Corp., Class B	1,700	120,564
Carlsberg A/S, Class B	1,112	205,607
Coca-Cola Co. (The)	13,600	775,608
Diageo plc	7,117	353,216
Heineken NV	1,512	176,133
Keurig Dr Pepper, Inc.	2,400	84,504
Monster Beverage Corp.*	800	75,456
PepsiCo, Inc.	5,491	861,813
Pernod Ricard SA	493	108,835

		2,761,736

Food & Staples Retailing (2.1%)
Alimentation Couche-Tard, Inc., Class B	2,700	108,835
Costco Wholesale Corp.	1,568	673,801
Koninklijke Ahold Delhaize NV	7,274	226,031
Kroger Co. (The)	2,200	89,540
Loblaw Cos. Ltd.	800	54,120
Metro, Inc.	1,800	93,347
Seven & i Holdings Co. Ltd.	2,400	106,497
Tesco plc	29,714	96,235
Walmart, Inc.	5,000	712,750
Woolworths Group Ltd.	3,914	111,330

		2,272,486

Food Products (1.7%)
Archer-Daniels-Midland Co.	7,600	453,872
General Mills, Inc.	2,900	170,694
Hershey Co. (The)	400	71,552
Kellogg Co.	2,700	171,072
McCormick & Co., Inc. (Non-Voting)	1,200	101,004
Mondelez International, Inc., Class A	7,103	449,336
Nestle SA (Registered)	3,409	432,028

		1,849,558

Household Products (2.2%)
Church & Dwight Co., Inc.	1,500	129,870
Clorox Co. (The)	700	126,623
Colgate-Palmolive Co.	6,400	508,800
Henkel AG & Co. KGaA (Preference)(q)	1,807	183,231
Kimberly-Clark Corp	3,065	415,982
Procter & Gamble Co. (The)	7,000	995,610

		2,360,116

Personal Products (0.9%)
Estee Lauder Cos., Inc. (The), Class A	500	166,915

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.	2,600	$155,803
L’Oreal SA	776	355,233
Unilever plc (Cboe Europe)	4,042	232,980
Unilever plc (London Stock Exchange)	1,300	75,009

		985,940

Total Consumer Staples		10,229,836

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Enbridge, Inc.	11,300	445,442
Equinor ASA	9,830	191,866
Neste OYJ	1,200	73,766
TC Energy Corp.	2,300	112,124
TotalEnergies SE	2,715	118,199

Total Energy		941,397

Financials (16.2%)
Banks (5.9%)
Banco Bilbao Vizcaya Argentaria SA	16,776	107,682
Bank Hapoalim BM*	13,215	105,475
Bank Leumi Le-Israel BM*	10,549	80,867
Bank of Montreal	2,900	287,141
Bank of Nova Scotia (The)	10,100	630,400
Canadian Imperial Bank of Commerce	2,900	337,210
Citigroup, Inc.	1,500	101,430
Citizens Financial Group, Inc.	2,300	96,968
Commonwealth Bank of Australia	1,326	96,968
DBS Group Holdings Ltd.	11,000	246,880
Fifth Third Bancorp	2,700	97,983
First Republic Bank	500	97,510
Hang Seng Bank Ltd.	4,100	78,664
Japan Post Bank Co. Ltd.	9,900	83,925
JPMorgan Chase & Co.	5,700	865,146
Mizrahi Tefahot Bank Ltd.*	1,800	54,649
Mizuho Financial Group, Inc.	18,760	267,707
National Bank of Canada	4,100	313,810
Oversea-Chinese Banking Corp. Ltd.	22,500	204,251
Regions Financial Corp.	5,200	100,100
Royal Bank of Canada	7,100	718,081
Sumitomo Mitsui Financial Group, Inc.	5,400	181,879
Sumitomo Mitsui Trust Holdings, Inc.	2,300	75,391
Svenska Handelsbanken AB, Class A	12,505	141,052
Toronto-Dominion Bank (The)	11,200	744,662
United Overseas Bank Ltd.	9,800	190,076
Westpac Banking Corp.	3,771	67,855

		6,373,762

Capital Markets (3.8%)
Ameriprise Financial, Inc.	300	77,268
ASX Ltd.	2,525	142,475
Bank of New York Mellon Corp. (The)	1,800	92,394
BlackRock, Inc.	1,000	867,170
Daiwa Securities Group, Inc.	18,900	98,889
Deutsche Boerse AG	1,266	211,377
Hong Kong Exchanges & Clearing Ltd.	1,500	95,739
Intercontinental Exchange, Inc.	3,300	395,439
London Stock Exchange Group plc	840	87,453
Moody’s Corp.	900	338,400
MSCI, Inc.	500	297,980
Nasdaq, Inc.	600	112,038
Northern Trust Corp.	800	90,280
S&P Global, Inc.	1,800	771,696
Singapore Exchange Ltd.	13,600	119,243
T. Rowe Price Group, Inc.	1,400	285,824
TMX Group Ltd.	500	54,909

		4,138,574

Consumer Finance (0.3%)
American Express Co.	1,600	272,848

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	3,400	946,186

Insurance (5.3%)
Admiral Group plc	2,453	115,929
Aflac, Inc.	4,600	253,000
Ageas SA	1,833	96,891
AIA Group Ltd.	6,200	74,277
Allianz SE (Registered)	1,424	354,736
Allstate Corp. (The)	1,900	247,095
Aon plc, Class A	1,400	364,042
Arthur J Gallagher & Co.	2,000	278,620
Assicurazioni Generali SpA	14,610	292,029
Aviva plc	13,479	72,564
Chubb Ltd.	1,300	219,362
Cincinnati Financial Corp.	800	94,304
Fidelity National Financial, Inc.	1,200	53,532
Great-West Lifeco, Inc.	2,700	81,242
Hannover Rueck SE	376	63,292
Hartford Financial Services Group, Inc. (The)	1,300	82,706
Intact Financial Corp.	900	122,635
Japan Post Insurance Co. Ltd.	2,600	45,930
Legal & General Group plc	21,533	78,239
Loews Corp.	1,700	91,171
Manulife Financial Corp.	7,000	135,332
Markel Corp.*	80	96,494
Marsh & McLennan Cos., Inc.	3,900	574,158
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	660	178,429
Power Corp. of Canada	3,400	108,519
Progressive Corp. (The)	2,500	237,900
Sampo OYJ, Class A	1,600	77,097
Sompo Holdings, Inc.	2,000	82,585
Sun Life Financial, Inc.	6,100	317,712
Suncorp Group Ltd.	8,528	72,221
T&D Holdings, Inc.	6,200	79,008
Tokio Marine Holdings, Inc.	3,500	166,219
Travelers Cos., Inc. (The)	2,000	297,840
Zurich Insurance Group AG	718	289,943

		5,795,053

Total Financials		17,526,423

Health Care (12.8%)
Biotechnology (1.0%)
AbbVie, Inc.	2,800	325,640
Amgen, Inc.	1,206	291,297
CSL Ltd.	795	168,553
Regeneron Pharmaceuticals, Inc.*	300	172,383
Vertex Pharmaceuticals, Inc.*	500	100,790

		1,058,663

Health Care Equipment & Supplies (4.2%)
Abbott Laboratories	6,000	725,880
Baxter International, Inc.	2,400	185,640
Becton Dickinson and Co.	800	204,600
Coloplast A/S, Class B	400	73,162
Cooper Cos., Inc. (The)	200	84,354
Danaher Corp.	2,400	713,976

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Edwards Lifesciences Corp.*	2,400	$269,448
Fisher & Paykel Healthcare Corp. Ltd.	5,268	115,795
Hoya Corp.	1,000	140,422
IDEXX Laboratories, Inc.*	300	203,559
Intuitive Surgical, Inc.*	200	198,292
Koninklijke Philips NV	2,420	111,643
Medtronic plc	5,500	722,205
ResMed, Inc.	600	163,080
STERIS plc	500	108,975
Stryker Corp.	1,300	352,222
Terumo Corp.	2,100	81,106
West Pharmaceutical Services, Inc.	400	164,692

		4,619,051

Health Care Providers & Services (2.3%)
Anthem, Inc.	700	268,807
Cardinal Health, Inc.	900	53,442
Cigna Corp.	1,100	252,439
HCA Healthcare, Inc.	700	173,740
Humana, Inc.	400	170,344
Laboratory Corp. of America Holdings*	300	88,845
McKesson Corp.	700	142,681
Quest Diagnostics, Inc.	400	56,720
Sonic Healthcare Ltd.	5,021	147,460
UnitedHealth Group, Inc.	2,700	1,112,994

		2,467,472

Health Care Technology (0.3%)
Cerner Corp.	2,300	184,897
Veeva Systems, Inc., Class A*	400	133,084

		317,981

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	2,700	413,721
Bio-Techne Corp.	200	96,448
Mettler-Toledo International, Inc.* .	100	147,371
Thermo Fisher Scientific, Inc.	1,200	648,012
Waters Corp.*	300	116,943

		1,422,495

Pharmaceuticals (3.7%)
Eli Lilly and Co.	1,400	340,900
GlaxoSmithKline plc	11,219	221,098
Johnson & Johnson	5,500	947,100
Merck & Co., Inc.	8,100	622,647
Merck KGaA	924	189,241
Novo Nordisk A/S, Class B	2,765	255,733
Otsuka Holdings Co. Ltd.	1,200	47,451
Pfizer, Inc.	5,100	218,331
Roche Holding AG	993	384,056
Sanofi	1,405	144,801
Shionogi & Co. Ltd.	1,800	94,377
Zoetis, Inc.	2,600	527,020

		3,992,755

Total Health Care		13,878,417

Industrials (16.8%)
Aerospace & Defense (0.8%)
BAE Systems plc	6,741	53,971
General Dynamics Corp.	500	98,015
Lockheed Martin Corp.	1,100	408,837
Northrop Grumman Corp.	500	181,510
Teledyne Technologies, Inc.*	200	90,554

		832,887

Air Freight & Logistics (1.1%)
Deutsche Post AG (Registered)	3,097	209,812
Expeditors International of Washington, Inc.	4,800	615,600
United Parcel Service, Inc., Class B	1,400	267,904
Yamato Holdings Co. Ltd.	3,000	86,140

		1,179,456

Building Products (1.5%)
Allegion plc	2,900	396,140
Assa Abloy AB, Class B	2,252	72,229
Daikin Industries Ltd.	1,000	206,599
Geberit AG (Registered)	249	204,456
Johnson Controls International plc	3,200	228,544
Lennox International, Inc.	300	98,829
Trane Technologies plc	2,000	407,220

		1,614,017

Commercial Services & Supplies (0.6%)
Brambles Ltd.	14,150	120,662
Cintas Corp.	500	197,090
Copart, Inc.*	800	117,600
Waste Management, Inc.	1,700	252,042

		687,394

Construction & Engineering (0.3%)
Kajima Corp.	8,200	104,868
Taisei Corp.	2,100	70,348
Vinci SA	500	52,913
WSP Global, Inc.	900	106,830

		334,959

Electrical Equipment (2.7%)
AMETEK, Inc.	500	69,525
Eaton Corp. plc	4,300	679,615
Emerson Electric Co.	8,200	827,298
Legrand SA	708	79,720
Mitsubishi Electric Corp.	11,500	154,724
Rockwell Automation, Inc.	2,300	707,066
Schneider Electric SE	2,328	390,213

		2,908,161

Industrial Conglomerates (1.5%)
3M Co.	4,700	930,318
Hitachi Ltd.	2,000	114,088
Honeywell International, Inc.	900	210,411
Roper Technologies, Inc.	400	196,536
Siemens AG (Registered)	1,279	199,635

		1,650,988

Machinery (4.5%)
Alfa Laval AB	1,547	64,587
Atlas Copco AB, Class A	7,501	507,130
Caterpillar, Inc.	700	144,725
Cummins, Inc.	1,000	232,100
Deere & Co.	900	325,431
Dover Corp.	3,800	635,056
FANUC Corp.	400	88,893
IDEX Corp.	500	113,345
Illinois Tool Works, Inc.	3,600	816,012
Kone OYJ, Class B	2,205	182,627
Kubota Corp.	11,200	232,514
PACCAR, Inc.	1,100	91,289
Parker-Hannifin Corp.	300	93,609
Pentair plc	5,900	434,653
Sandvik AB	2,000	52,112
SMC Corp.	100	59,068
Snap-on, Inc.	1,600	348,768
Techtronic Industries Co. Ltd.	6,000	107,243
Volvo AB, Class B	2,258	53,182
Xylem, Inc.	2,000	251,700

		4,834,044

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	180	60,725

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.0%)
Experian plc	2,134	$93,971
Jacobs Engineering Group, Inc.	500	67,625
Teleperformance	337	142,157
TransUnion	1,000	120,060
Verisk Analytics, Inc.	1,600	303,904
Wolters Kluwer NV	3,375	384,665

		1,112,382

Road & Rail (1.1%)
Canadian National Railway Co.	1,500	162,985
Canadian Pacific Railway Ltd.	4,100	304,443
Kansas City Southern	400	107,120
Old Dominion Freight Line, Inc.	1,700	457,555
Union Pacific Corp.	1,000	218,760

		1,250,863

Trading Companies & Distributors (1.6%)
Brenntag SE	770	76,909
Fastenal Co.	11,500	629,855
Ferguson plc	473	66,339
ITOCHU Corp.	9,000	265,148
Mitsubishi Corp.	5,100	142,347
Mitsui & Co. Ltd.	9,500	216,446
Toyota Tsusho Corp.	4,400	206,153
WW Grainger, Inc.	400	177,832

		1,781,029

Total Industrials		18,246,905

Information Technology (20.1%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	10,894	603,201
Motorola Solutions, Inc.	700	156,744
Telefonaktiebolaget LM Ericsson, Class B	9,084	104,332

		864,277

Electronic Equipment, Instruments & Components (1.8%)
Amphenol Corp., Class A	8,700	630,663
Azbil Corp.	2,000	77,572
CDW Corp.	3,400	623,390
Corning, Inc.	1,400	58,604
Hexagon AB, Class B	4,522	74,856
Keyence Corp.	200	110,733
Keysight Technologies, Inc.*	600	98,730
Kyocera Corp.	900	55,269
Murata Manufacturing Co. Ltd.	1,400	115,364
Trimble, Inc.*	900	76,950

		1,922,131

IT Services (3.9%)
Accenture plc, Class A	1,900	603,592
Automatic Data Processing, Inc.	4,600	964,298
Broadridge Financial Solutions, Inc.	700	121,443
CGI, Inc.*	1,100	100,063
EPAM Systems, Inc.*	200	111,960
Fiserv, Inc.*	2,300	264,753
Fujitsu Ltd.	400	67,691
Mastercard, Inc., Class A	1,300	501,722
Nomura Research Institute Ltd.	1,700	54,546
Paychex, Inc.	1,900	216,258
PayPal Holdings, Inc.*	707	194,800
VeriSign, Inc.*	500	108,185
Visa, Inc., Class A	3,600	887,004

		4,196,315

Semiconductors & Semiconductor Equipment (2.5%)
Analog Devices, Inc.	500	83,710
Applied Materials, Inc.	2,500	349,825
ASML Holding NV	710	538,190
Broadcom, Inc.	200	97,080
Intel Corp.	7,200	386,784
KLA Corp.	500	174,080
Texas Instruments, Inc.	5,867	1,118,367

		2,748,036

Software (6.9%)
Adobe, Inc.*	1,500	932,445
Autodesk, Inc.*	500	160,565
Cadence Design Systems, Inc.*	1,400	206,710
Constellation Software, Inc.	100	160,182
Fair Isaac Corp.*	100	52,391
Fortinet, Inc.*	400	108,896
Intuit, Inc.	900	476,973
Microsoft Corp.	12,110	3,450,260
Open Text Corp.	2,300	119,461
Oracle Corp.	14,100	1,228,674
SAP SE	1,939	277,949
Synopsys, Inc.*	1,000	287,990

		7,462,496

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	26,804	3,909,631
Canon, Inc.	10,500	238,943
FUJIFILM Holdings Corp.	3,700	264,115
HP, Inc.	7,000	202,090

		4,614,779

Total Information Technology		21,808,034

Materials (3.3%)
Chemicals (2.1%)
Air Liquide SA	287	49,904
Akzo Nobel NV	2,173	268,341
BASF SE	929	72,976
Corteva, Inc.	2,900	124,062
Ecolab, Inc.	1,900	419,577
Givaudan SA (Registered)	84	419,328
Nitto Denko Corp.	900	66,451
Nutrien Ltd.	1,700	101,079
PPG Industries, Inc.	600	98,112
Sherwin-Williams Co. (The)	1,300	378,339
Shin-Etsu Chemical Co. Ltd.	300	48,539
Sika AG (Registered)	505	177,894

		2,224,602

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	200	72,660
Vulcan Materials Co.	300	53,997

		126,657

Containers & Packaging (0.2%)
Avery Dennison Corp.	500	105,340
Ball Corp.	1,900	153,672

		259,012

Metals & Mining (0.9%)
BHP Group Ltd.	7,744	303,980
BHP Group plc	1,834	59,245
Boliden AB*	1,575	61,383
Fortescue Metals Group Ltd.	9,490	173,479
Newcrest Mining Ltd.	2,719	52,856
Rio Tinto Ltd.	2,153	210,801
Rio Tinto plc	1,139	96,592

		958,336

Total Materials		3,568,607

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp. (REIT)	1,800	509,040
Crown Castle International Corp. (REIT)	1,200	231,708

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa House REIT Investment Corp. (REIT)	23	$68,347
Duke Realty Corp. (REIT)	3,100	157,728
Equity LifeStyle Properties, Inc. (REIT)	1,000	83,800
Equity Residential (REIT)	1,400	117,782
Essex Property Trust, Inc. (REIT)	200	65,620
Goodman Group (REIT)	7,429	123,428
Invitation Homes, Inc. (REIT)	2,900	117,972
Japan Real Estate Investment Corp. (REIT)	17	106,458
Mid-America Apartment Communities, Inc. (REIT)	900	173,790
Nippon Building Fund, Inc. (REIT) .	17	109,712
Nippon Prologis REIT, Inc. (REIT) .	27	90,078
Nomura Real Estate Master Fund, Inc. (REIT)	62	98,393
Prologis, Inc. (REIT)	2,500	320,100
Public Storage (REIT)	700	218,736
Segro plc (REIT)	3,499	59,215
UDR, Inc. (REIT)	1,800	98,982

		2,750,889

Real Estate Management & Development (0.2%)
Daiwa House Industry Co. Ltd.	2,200	67,080
Mitsubishi Estate Co. Ltd.	4,400	68,664
Swiss Prime Site AG (Registered)	583	62,139

		197,883

Total Real Estate		2,948,772

Utilities (3.6%)
Electric Utilities (1.4%)
Enel SpA	46,107	425,523
Iberdrola SA	32,488	391,555
Mercury NZ Ltd.	29,932	137,842
Power Assets Holdings Ltd.	15,500	100,127
Red Electrica Corp. SA	5,446	108,049
SSE plc	6,604	132,690
Terna SpA	28,874	229,624

		1,525,410

Gas Utilities (0.3%)
Atmos Energy Corp.	1,600	157,744
Snam SpA	32,906	199,233

		356,977

Independent Power and Renewable Electricity Producers (0.2%)
Northland Power, Inc.	2,700	94,747
Uniper SE	1,620	63,321

		158,068

Multi-Utilities (1.3%)
CMS Energy Corp.	2,600	160,654
E.ON SE	15,141	186,292
National Grid plc	11,977	153,844
Public Service Enterprise Group, Inc.	5,300	329,819
Sempra Energy	3,000	391,950
WEC Energy Group, Inc.	1,700	160,038

		1,382,597

Water Utilities (0.4%)
American Water Works Co., Inc.	2,100	357,231
Severn Trent plc	2,897	112,751

		469,982

Total Utilities		3,893,034

Total Common Stocks (98.4%) (Cost $91,786,550)		106,697,741

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	1,222,940	1,223,551

Total Short-Term Investment (1.1%) (Cost $1,223,551)		1,223,551

Total Investments in Securities (99.5%) (Cost $93,010,101)		107,921,292
Other Assets Less Liabilities (0.5%)		529,560

Net Assets (100%)		$108,450,852

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Country Diversification

As a Percentage of Total Net Assets

Australia	2.1%
Belgium	0.1
Canada	5.7
Denmark	0.5
Finland	0.3
France	1.5
Germany	2.1
Hong Kong	0.4
Israel	0.2
Italy	1.1
Japan	6.1
Netherlands	1.6
New Zealand	0.2
Norway	0.2
Singapore	0.8
Spain	0.6
Sweden	1.0
Switzerland	2.0
United Kingdom	1.8
United States	71.2
Cash and Other	0.5

100.0%

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,874,929	$983,795	$—	$6,858,724
Consumer Discretionary	5,322,233	1,475,359	—	6,797,592
Consumer Staples	7,411,668	2,818,168	—	10,229,836
Energy	557,566	383,831	—	941,397
Financials	12,648,537	4,877,886	—	17,526,423
Health Care	11,703,519	2,174,898	—	13,878,417
Industrials	13,124,311	5,122,594	—	18,246,905
Information Technology	19,828,474	1,979,560	—	21,808,034
Materials	1,506,838	2,061,769	—	3,568,607
Real Estate	2,095,258	853,514	—	2,948,772
Utilities	1,652,183	2,240,851	—	3,893,034
Short-Term Investment
Investment Company	1,223,551	—	—	1,223,551

Total Assets	$82,949,067	$24,972,225	$—	$107,921,292

Total Liabilities	$—	$—	$—	$—

Total	$82,949,067	$24,972,225	$—	$107,921,292

As of July 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,344,279
Aggregate gross unrealized depreciation	(554,679)

Net unrealized appreciation	$14,789,600

Federal income tax cost of investments in securities and derivative instruments, if applicable	$93,131,692

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2021 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each series (each, a “Fund” and collectively, the “Funds”) of the 1290 Funds (the “Trust”). The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life

Insurance Company (“Equitable Financial”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2021, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2021 (Unaudited)

accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.